             As filed with the Securities and Exchange Commission on
                               December 22, 1999

                              Registration No. 333-

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       ____ PRE-EFFECTIVE AMENDMENT NO.__
                       ____ POST-EFFECTIVE AMENDMENT NO.__
                        (Check appropriate box or boxes)

                                 ---------------

                                  AMSOUTH FUNDS
               (Exact Name of Registrant as Specified in Charter)
                                3435 Stelzer Road
                               Columbus, OH 43219
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 1-800- 451-8382
                        (AREA CODE AND TELEPHONE NUMBER)

                                 ---------------

                             ALAN G. PRIEST, ESQUIRE
                                  Ropes & Gray
                               One Franklin Square
                       1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 ---------------

         Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

         It is proposed that this filing will become effective on January 21, 2000 pursuant to Rule 488.

         Title of securities being offered:  Units of beneficial interest.

         An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

January 24, 2000


              IMPORTANT NEWS ABOUT THE AMSOUTH REGIONAL EQUITY FUND


Dear AmSouth Regional Equity Shareholder:

The recent merger between AmSouth and First American National Bank will pave the way for the creation of one of the largest banking entities in the South. A highly positive aspect of the banks' merger will be the combination of the ISG Funds (First American) into the AmSouth Funds family. This will occur during the first quarter of 2000. When combined, the new fund family will consist of 31 funds with assets of more than $7 billion.

HOW THE MERGER WILL AFFECT YOU.

In preparing for the planned mutual fund merger, a review of the current AmSouth fund family was conducted to ensure the optimal mix of fund offerings. Among the factors taken into consideration during the review were each fund's investment objective, performance and investment style. As a result, we are recommending the combination of two funds: the AmSouth Regional Equity Fund (in which you hold shares) and the AmSouth Value Fund (formerly the AmSouth Equity Fund). As a shareholder, you are being asked to approve this combination.

THE INDEPENDENT BOARD OF TRUSTEES OF AMSOUTH FUNDS HAS UNANIMOUSLY APPROVED THE COMBINATION OF THE AMSOUTH REGIONAL EQUITY FUND INTO THE AMSOUTH VALUE FUND, AND THE BOARD STRONGLY ENCOURAGES YOUR APPROVAL.

There are several key benefits that can result from merging the two funds:

o The combined fund will retain the portfolio manager who has managed both the Regional Equity Fund and the Value Fund since their inceptions. He has the longest tenure of any of the AmSouth portfolio managers, and has guided investment philosophy through all market cycles over the past 25 years.
o There will be more investment latitude: the portfolio manager will be able to select stocks without geographic limits or restrictions.
o There will be greater opportunity to select stocks from promising industry or geographic sectors. Selecting investments with ties only to the Southeast limits access to more active sectors, such as technology companies, which are headquartered or conduct business elsewhere in the country.
o Greater diversification may help limit risk. The new fund will be able to invest in both a broader geographical area as well as a wider range of securities as defined by market capitalization size.

WHAT ARE SHAREHOLDERS BEING ASKED TO DO?

The enclosed proxy solicits your approval for the combination of the Regional Equity Fund into the AmSouth Value Fund. Simply complete the form and return it in the envelope provided (or vote by telephone or by the Internet).

With the approval of the Board and the full support of the fund's management, we believe the combination is in the best interest of our shareholders. For this reason, we look forward to your affirmative response. Please call 1(800) 451-8382 with any questions.

We appreciate the continuing opportunity to serve you.

Sincerely,

John F. Calvano
President
AmSouth Funds

                        IMPORTANT SHAREHOLDER INFORMATION

                                  AMSOUTH FUNDS
                          AMSOUTH REGIONAL EQUITY FUND

The document you hold in your hands contains your Combined Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, you tell us how to vote on your behalf on important issues relating to the AmSouth Regional Equity Fund ("Regional Equity Fund"). If you simply sign the proxy without specifying a vote, your shares will be voted in accordance with the recommendations of the Board of Trustees.

We urge you to spend a few minutes with the Combined Prospectus/Proxy Statement, fill out your proxy card, and return it to us (or vote by telephone or the Internet). Voting your proxy, and doing so promptly, enables AmSouth Funds to avoid conducting additional mailings.

Please take a few moments to exercise your right to vote. Thank you.

The Combined Prospectus/Proxy Statement constitutes the Proxy Statement of AmSouth Funds for the meeting of shareholders of the Regional Equity Fund. It also constitutes the Prospectus of the AmSouth Value Fund ("Value Fund") which is to issue shares to be distributed to Regional Equity Fund shareholders in connection with the proposed reorganization of the Regional Equity Fund with and into the Value Fund. The Trustees of AmSouth Funds are recommending that shareholders of the Regional Equity Fund approve a reorganization in which the Regional Equity Fund will transfer all of its assets to the Value Fund in return for Class A, Class B and Trust shares of the Value Fund. At the same time, the Value Fund will assume all of the liabilities of the Regional Equity Fund. After the transfer, shares of the Value Fund will be distributed to the Regional Equity Fund's shareholders tax-free in liquidation of the Regional Equity Fund. As a result of these transactions, your shares of the Regional Equity Fund will, in effect, be exchanged at net asset value and on a tax-free basis for shares of the Value Fund. Regional Equity Fund shareholders holding Class A, Class B or Trust shares, will receive Class A, Class B or Trust shares, respectively, of the Value Fund.

                                  AMSOUTH FUNDS
                          AMSOUTH REGIONAL EQUITY FUND
                               Columbus, OH 43219


                                                                January 24, 2000

To the Shareholders:

         Enclosed you will find several documents being provided to you in connection with a special meeting of the shareholders of the AmSouth Regional Equity Fund ("Regional Equity Fund") to be held on February 22, 2000 at 10:00 a.m. at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219. We hope this material will receive your immediate attention and that, if you cannot attend the meeting in person, you will vote your proxy promptly.

         The Trustees of AmSouth Funds are recommending that shareholders of the Regional Equity Fund approve a reorganization in which the Regional Equity Fund will transfer all of its assets to the AmSouth Value Fund ("Value Fund") in return for Class A, Class B and Trust shares of the Value Fund. At the same time, the Value Fund will assume all of the liabilities of the Regional Equity Fund. After the transfer, shares of the Value Fund will be distributed to the Regional Equity Fund's shareholders tax-free in liquidation of the Regional Equity Fund. As a result of these transactions, your shares of the Regional Equity Fund will, in effect, be exchanged at net asset value and on a tax-free basis for shares of the Value Fund. Regional Equity Fund shareholders holding Class A, Class B or Trust shares, will receive Class A, Class B or Trust shares, respectively, of the Value Fund.

         AmSouth Bank has advised the AmSouth Fund's Trustees that it believes that the above-described transaction offers the shareholders of the Regional Equity Fund the opportunity to pursue similar investment objectives more effectively and with resulting economies of scale and potentially lower expense ratios over time.

         THE TRUSTEES BELIEVE THAT THE PROPOSED COMBINATION OF THE REGIONAL EQUITY FUND WITH THE VALUE FUND IS IN THE BEST INTERESTS OF THE REGIONAL EQUITY FUND AND ITS SHAREHOLDERS AND RECOMMEND THAT YOU VOTE IN FAVOR OF SUCH PROPOSAL.

         The Notice of Special Meeting of Shareholders, the accompanying Combined Prospectus/Proxy Statement, the Prospectus for the Regional Equity Fund and the Value Fund, and the form of proxy are enclosed. Please read them carefully. If you are unable to attend the meeting in person, we urge you to sign, date, and return the proxy card (or vote by telephone or the Internet) so that your shares may be voted in accordance with your instructions.

         SINCE THE MEETING IS LESS THAN FOUR WEEKS AWAY, WE URGE YOU TO GIVE THE ENCLOSED MATERIAL YOUR PROMPT ATTENTION SO AS TO AVOID THE EXPENSE OF ADDITIONAL MAILINGS.

         Your vote is important to us. Thank you for taking the time to consider this important proposal.

                                       Sincerely yours,


                                       John F. Calvano
                                       President
                                       AmSouth Funds

                                  AMSOUTH FUNDS
                          AMSOUTH REGIONAL EQUITY FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS


To the Shareholders of the AmSouth Regional Equity Fund:

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the AmSouth Regional Equity Fund ("Regional Equity Fund"), separate series of AmSouth Funds, will be held at BISYS Fund Services, Columbus, OH on February 22, 2000 at 10:00 a.m. Eastern time, for the following purposes:

         1. To consider and act upon a Plan of Reorganization ("Plan") adopted by AmSouth Funds providing for the transfer of all of the assets of the Regional Equity Fund to the AmSouth Value Fund ("Value Fund") in exchange for Trust, Class A and Class B shares (collectively, "Shares") of the Value Fund and the assumption by the Value Fund of all of the liabilities of the Regional Equity Fund, followed by the dissolution and liquidation of the Regional Equity Fund, and the distribution of Shares of the Value Fund to the shareholders of the Regional Equity Fund:

         2. To transact such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

         The proposed transaction is described in the attached Combined Prospectus/Proxy Statement. A copy of the Plan is appended as Appendix A thereto.

         Pursuant to instructions of the Board of Trustees of AmSouth Funds, the close of business on January 10, 2000, has been designated as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.

          SHAREHOLDERS ARE REQUESTED TO PROMPTLY VOTE BY TELEPHONE OR THE INTERNET OR TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY AMSOUTH FUND'S BOARD OF TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO AMSOUTH FUNDS A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                                    By Order of the Trustees



                                    Rodney L. Ruehle
                                    Secretary
                                    AmSouth Funds
Columbus, OH
January 24, 2000

PROSPECTUS/PROXY STATEMENT
JANUARY 21, 2000

AmSouth Funds
3435 Stelzer Road
Columbus, OH  43219
Tel. No. 1-800-451-8382


                       COMBINED PROSPECTUS/PROXY STATEMENT

         This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the holders of units of beneficial interest ("Shares") of AmSouth Regional Equity Fund ("Regional Equity Fund"), for use at a Special Meeting of Shareholders to approve the reorganization of the Regional Equity Fund. The reorganization contemplates the transfer of all the assets and liabilities of the Regional Equity Fund to the AmSouth Value Fund ("Value Fund") (collectively with the Regional Equity Fund, the "Funds") in exchange for shares of the Value Fund, followed by the dissolution and liquidation of the Regional Equity Fund, and the distribution of Value Fund shares to shareholders of the Regional Equity Fund (the "Transaction"). As a result of the Transaction, each shareholder of the Regional Equity Fund will receive, on a tax-free basis, a number of full and fractional shares of the Value Fund equal at the date of the exchange to the value of the net assets of the Regional Equity Fund transferred to the Value Fund that are attributable to the shareholder. Regional Equity Fund shareholders holding Class A, Class B, or Trust shares, will receive Class A, Class B, or Trust shares, respectively, of the Value Fund.

         Both the Regional Equity Fund and the Value Fund are portfolios ("series") of AmSouth Funds, which is an open end management investment company consisting of 31 separate funds.

    This Combined Prospectus/Proxy Statement explains concisely what you should know before investing in the Value Fund. Please read it carefully and keep it for future reference.

         This Combined Prospectus/Proxy Statement is accompanied by a prospectus for the Value Fund and the Regional Equity Fund, dated December 1, 1999 (the "AmSouth Prospectus"). The prospectus for the Value Fund and the Regional Equity Fund is incorporated into this Combined Prospectus/Proxy Statement by reference. The current Statement of Additional Information of AmSouth Funds, dated December 1, 1999, has been filed with the Securities and Exchange Commission and is incorporated by reference. The Statement of Additional Information of AmSouth Funds may be obtained, without charge, by writing AmSouth Funds, 3435 Stelzer Road, Columbus, Ohio 43219 or by calling 1-800-451-8382. In addition, a Statement of Additional Information dated January 21, 2000, relating to the Transaction described in this Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is also incorporated into this Combined Prospectus/Proxy Statement by reference. Such Statement of Additional Information may be obtained, without charge, by writing AmSouth Funds at the above-listed address or by calling 1-800-451-8382.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK, ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

                                [BACK COVER PAGE]

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT IN CONNECTION WITH THE OFFERING MADE BY THIS COMBINED PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AMSOUTH FUNDS. THIS COMBINED PROSPECTUS/PROXY STATEMENT DOES NOT CONSTITUTE AN OFFERING BY AMSOUTH FUNDS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                TABLE OF CONTENTS

                                                                        Page
                                                                        ----
PROPOSAL (1) APPROVAL OF
PLAN OF REORGANIZATION  ............................................

FEE TABLES .........................................................

SYNOPSIS ...........................................................

RISK FACTORS .......................................................

INTRODUCTION .......................................................

PROPOSAL REGARDING APPROVAL OR DISAPPROVAL OF PLAN OF
REORGANIZATION .....................................................

BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION .............

INFORMATION ABOUT THE REORGANIZATION  ..............................

AMSOUTH FUNDS ......................................................

FINANCIAL STATEMENTS ...............................................

VOTING INFORMATION .................................................

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ......

FORM OF PLAN OF REORGANIZATION APPENDIX A ..........................

                           PROPOSAL (1) -- APPROVAL OF
                             PLAN OF REORGANIZATION


          At a meeting held on November 23, 1999, all of the Trustees of AmSouth Funds unanimously approved a Plan of Reorganization pursuant to which the Regional Equity Fund would be merged with and into the Value Fund on or about March 13, 2000 ("the Exchange Date"). On the Exchange Date, the Regional Equity Fund will transfer all of its assets and liabilities to the Value Fund in exchange for shares of the Value Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from the Regional Equity Fund. The assets and liabilities of the Regional Equity Fund and the Value Fund will be valued as of the close of trading on the New York Stock Exchange on the business day next preceding the Exchange Date. Following the transfer, the Regional Equity Fund will be dissolved and shares of the Value Fund received by the Regional Equity Fund will be distributed to Regional Equity Fund shareholders in liquidation of the Regional Equity Fund. As a result of the proposed Transaction, shareholders of the Regional Equity Fund will receive, on a tax-free basis, a number of full and fractional Shares equal in value at the date of the exchange to the value of the net assets of the Regional Equity Fund transferred to the Value Fund attributable to the shareholder (based on the proportion of the outstanding shares of the Regional Equity Fund owned at the time by the shareholder). All Regional Equity Fund shareholders will receive shares of the AmSouth Class (Class A, Class B or Trust) that corresponds to the class of Regional Equity Fund shares that they hold.

         For the reasons set forth below under "Background and Reasons for the Proposed Reorganization," the Board of Trustees of AmSouth Funds, including Trustees of AmSouth Funds who are not "interested persons" of AmSouth Funds as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), unanimously concluded that participation in the proposed Transaction is in the best interests of the Regional Equity Fund, the Value Fund and their respective existing shareholders. The Trustees have further concluded that the economic interests of shareholders of the Funds will not be diluted as a result of the proposed Transaction. In reaching this conclusion, the Trustees considered, among other things, the similarity of the investment objectives of the Regional Equity Fund and the Value Fund; the expense ratios of the Regional Equity Fund compared to the Value Fund; the performance of the Value Fund as compared to the Regional Equity Fund; the potential economies of scale which could be realized as a result of the increase in size of the Value Fund; the qualifications and experience of AmSouth Bank (the "Adviser"); the recommendation of the Adviser in favor of the Transaction; and the fact that the Transaction will be free of federal income taxes.

                                   FEE TABLES

         Fee tables showing the current fees for the Regional Equity Fund and the Value Fund, as well as the pro forma fees, are as follows:

                                                 AmSouth                       AmSouth
                                             Regional Equity                    Value                        Combined
                                                 Fund                            Fund                      Fund Pro Forma
                                     ---------------------------     --------------------------     -----------------------------
                                     Class A    Class B    Trust     Class A   Class B    Trust     Class A     Class B     Trust
                                     -------    -------    -----     -------   -------    -----     -------     -------     -----
SHAREHOLDER TRANSACTION EXPENSES
(expenses paid by you directly)(1)
   Maximum Sales Charge
     Imposed on Purchases (as
     a percentage of offering
     price)                          4.50%(2)    None       None     4.50%(2)    None       None      4.50%(2)   None      None
   Sales Charge on Reinvested
     Dividends                        None       None       None      None       None       None       None      None      None
   Maximum Contingent
     Deferred Sales Charge (as
     a percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None      5.00%(3)    None      None      5.00%(3)    None       None     5.00%(3)   None
   Redemption Fees(4)                 None       None       None      None       None       None       None      None      None
   Exchange Fees                      None       None       None      None       None       None       None      None      None
ANNUAL OPERATING EXPENSES
   (as a percentage of average
   daily net assets)
Advisory Fees                         .80%       .80%       .80%      .80%       .80%       .80%       .80%      .80%      .80%
12b-1 Fees                            None      1.00%       None      None      1.00%       None       None     1.00%      None
Other Expenses                        .64%       .39%       .39%      .56%       .31%       .31%       .56%      .31%      .46%
Total Fund Operating Expenses        1.44%(5)   2.19%(5)   1.19%(5)  1.36%(6)   2.11%(6)   1.11%(6)   1.36%(7)  2.11%(7)  1.26%(7,8)

(1) AmSouth Bank or other financial institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements" in the Funds' Prospectus.

(3) The CDSC, charged if Class B Shares are sold within six years of purchase, declines as follows: 5%, 4%, 3%, 3%, 2%, 1%, to 0% in the seventh year. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are restated to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Total expenses after fee waivers and expense reimbursements will be as follows: Class A, 1.40%; Class B, 2.15 %; Trust Class, 1.15%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) Other expenses are restated to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Total expenses after fee waivers and expense reimbursements will be as follows: Class A, 1.35%; Class B, 2.10 %; Trust Class, 1.10%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(7) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Total expenses after fee waivers and expense reimbursements will be as follows:
    Class A, 1.35%; Class B, 2.10%; Trust Class, 1.25%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(8) This amount includes a shareholder servicing fee effective on March 13, 2000.

AmSouth Regional Equity Fund
AmSouth Value Fund

EXAMPLE: An investor would pay the following expenses on $10,000 investment, assuming (1) 5% annual return, (2) no changes in the Fund's operating expenses, and (3) redemption at the end of each time period.

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
AmSouth Regional Equity Fund
   Class A Shares...............................................     $590       $   885   $1,201     $2,097
   Class B Shares...............................................     $722       $   985   $1,375     $2,334
   Trust Shares.................................................     $121       $   378   $  654     $1,443
AmSouth Value Fund
   Class A Shares...............................................     $582       $   861   $1,161     $2,011
   Class B Shares...............................................     $714       $   961   $1,334     $2,250
   Trust Shares.................................................     $113       $   353   $  612     $1,352
Combined Fund Pro Forma
   Class A Shares...............................................     $582       $   861   $1,161     $2,011
   Class B Shares...............................................     $714       $   961   $1,334     $2,250
   Trust Shares.................................................     $128       $   400   $  692     $1,523

----------

** Class B shares of the AmSouth Regional Equity Fund, the AmSouth Value Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
AmSouth Regional Equity Fund
   Class B Shares...............................................     $222       $685      $1,175     $2,334
AmSouth Value Fund
   Class B Shares...............................................     $214       $661      $1,134     $2,250
Combined Fund Pro Forma
   Class B Shares...............................................     $214       $661      $1,134     $2,250

----------

** Class B shares of the AmSouth Regional Equity Fund, the AmSouth Value Fund and the Combined Fund automatically convert to Class A Shares approximately after eight (8) years. Therefore, the "10 Years" example above reflects these conversions.

                            SYNOPSIS OF PROSPECTUSES

   Investment Objectives and Policies. Below is a brief comparison of the investment objectives and policies of the Regional Equity Fund and the Value Fund. The following discussion is qualified in its entirety by the disclosure on such subjects contained in the AmSouth Prospectus accompanying this Combined Prospectus/Proxy Statement. For a full and detailed description of permitted investments, see the applicable AmSouth Prospectus.

   The securities currently held by the Funds are substantially similar. Consequently, the proposed reorganization should not result in higher than normal portfolio turnover.

   Investment Objectives As their investment objectives, both the Regional Equity Fund and the Value Fund seek capital growth by investing primarily in a diversified portfolio of common stock and securities convertible into common stock, such as convertible bonds and convertible preferred stock. The production of current income is an incidental objective.

   Investment Policies The Regional Equity Fund invests primarily in common stocks of companies headquartered in the Southern Region of the United States, which includes Alabama, Florida, Georgia, Louisiana, Mississippi, North Carolina, South Carolina, Tennessee and Virginia, that the portfolio manager believes to be undervalued. In managing the Fund's portfolio, the manager uses a variety of economic projections, quantitative techniques, and earnings projections in formulating individual stock purchase and sale decisions. The portfolio manager will select investments that he believes have basic investment value which eventually will be recognized by other investors.

   Similarly, the Value Fund invests primarily in common stocks that the portfolio manager believes to be undervalued. Like the Regional Equity Fund, in managing the Fund's portfolio, the manager uses a variety of economic projections, quantitative techniques, and earnings projections in formulating individual stock purchase and sale decisions. The portfolio manager will select investments that it believes have basic investment value which eventually will be recognized by other investors, thus increasing their value to the Fund.

   Additional Investment Policies The Regional Equity Fund will normally invest at least 65% of its total assets in common stocks and securities convertible into common stocks of companies headquartered in the Southern Region. The Fund may also invest up to 35% of its total assets in common stocks and securities convertible into common stock of companies headquartered outside the Southern Region, preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

   As a temporary defensive measure, if deemed appropriate under the circumstances, the Regional Equity Fund may increase its holdings in short-term money market instruments to over 35% of its total assets.

   The Regional Equity Fund may invest (or engage) in American Depository Receipts, Bankers' Acceptances and Certificates of Deposit, Commercial Paper, Common Stock, Convertible Securities, Derivatives, Foreign Securities, Investment Company Securities, Money Market Instruments, Preferred Stocks, Repurchase Agreements, Securities Lending, Warrants, When-Issued Securities and Forward Commitments, and Zero-Coupon Debt Obligations.

   The Value Fund will normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

   As a temporary defensive measure, if deemed appropriate under the circumstances, the Value Fund may increase its holding in short-term money market instruments to over 20% of its total assets.

   The Value Fund may invest (or engage) in American Depository Receipts, Bankers' Acceptances, Commercial Paper, Common Stock, Convertible Securities, Derivatives, Foreign Securities, Investment Company Securities, Money Market Instruments, Preferred Stocks, Repurchase Agreements, Securities Lending, Warrants, When-Issued Securities and Forward Commitments, and Zero-Coupon Debt Obligations.

Investment Restrictions

   The following investment restrictions may be changed only by a vote of a majority of the outstanding voting shares of the Fund.

The Regional Equity Fund and the Value Fund may not:

   Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in such issuer, or such Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of each Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S.
government or its agencies or instrumentalities;

   Purchase any securities which would cause more than 25% of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

   Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding;

   Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend Fund securities in accordance with its investment objective and policies, and may enter into repurchase agreements;

   Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives, restrictions and policies;

   Purchase or sell commodities, commodity contracts (including futures contracts with respect to each Fund), oil, gas or mineral exploration or development programs, or real estate (although investments by all of the Funds in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded);

   Invest in securities of other investment companies, except as such securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets; provided, however, that each Fund may purchase securities of a money market fund;

   Invest in any issuer for purposes of exercising control or management;

   Purchase or retain securities of any issuer if the officers or Trustees of the Trust or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

   Invest more than 10% of total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation;

   Write or purchase put options.

   If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

   The following investment restriction is non-fundamental and may be changed by a vote of the majority of the Board of Trustees: No Fund will invest more than 15% of its net assets in securities that are restricted as to resale, or for which no readily available market exists, including repurchase agreements providing for settlement more than seven days after notice.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

   The following information was provided by the Annual Report to Shareholders of AmSouth Funds ("Annual Report") for the period ended July 31, 1999. When reading the Annual Report, please note that Classic Shares are currently named Class A Shares, Premier Shares are currently named Trust Shares, and the AmSouth Equity Fund is currently named the AmSouth Value Fund. The Management Discussion found in the Annual Report is as follows:

AMSOUTH REGIONAL EQUITY FUND(1)

   PERFORMANCE. For the 12 months ended July 31, 1999, the AmSouth Regional Equity Fund produced a total return of -9.85% (Classic Shares at NAV). In comparison, the S&P 500 Index rose 20.20%, while the Lipper Capital Appreciation Fund Index(2) returned 20.76%.

   The Fund's performance suffered during the first part of the period, due to the narrowness of the market and the facts that the groups the Fund embraces, and the geographic requirements of the Fund's investment objective, worked against it. However, in the second calendar quarter of 1999, circumstances changed dramatically. The Fund's style of investing came back into favor, and the Fund recovered much of the ground it had lost earlier. Throughout the period, the Southeast remained a healthy economic region, with growth continuing at a pace above the national average.

--------

         (1) Regional funds may be subject to additional risk, since the companies they invest in are located in one geographical location.

         (2) The Lipper Capital Appreciation Funds Index is comprised of funds that seek maximum capital appreciation, frequently by means of 100% or more portfolio turnover, leveraging, purchasing unregistered securities, purchasing options, etc. The funds in the index may take large cash positions.

   FACTORS AFFECTING PERFORMANCE. The Fund had a number of stocks that did very well, especially during the Fund's recovery period. Fort James Corp. (3.11% of the Fund's net assets), one of the Fund manager's favorite paper companies, had a sharp price increase. Scientific Atlanta, Inc. (1.77%) also came back very strongly; the stock had dropped early on, though not for any reasons that the Fund manager thought to be valid. A couple of the energy stocks in the portfolio were strong performers, including Offshore Logistics, Inc. (2.43%), Mobile Corp. (1.24%) and Schlumberger, Ltd. (1.47%). Although the latter two would not ordinarily be identified as Southeast companies (we do not include Texas), they each bought firms based in the Southeast -- which allowed the Fund to buy their shares. Since it is difficult to get energy exposure in the region, the Fund has continued to hold these names.(3)

   Any time you are in a geographic region that does not necessarily reflect the overall balance of the nation as a whole and the broader stock market, a key factor in determining your fund's relative performance is the performance of the sectors that can be found in your region. For example, the one portfolio has few technology names. So, when the technology sector declines, as it did between April and June, the Fund's relative performance is enhanced.

   CURRENT STRATEGY AND OUTLOOK. One key advantage of a regional fund like this is that shareholders can benefit from the Fund manager's acute and in-depth knowledge about a relatively narrow segment of the market. The Fund manager is based in the Southeast and has established close and reliable contracts throughout the region; the Fund manager bases investment decisions on decades of experience in this region. While it is not possible to predict exactly when a particular region will drift in or out of favor, the Southeast has produced some remarkable and profitable growth in the past. The Fund manager believes the Fund remains positioned to take full advantage of such opportunities when they present themselves.

   As of July 31, 1999, the Fund's top five holdings were HEALTHSOUTH Corp. (5.06%), Bank of America Corp. (3.23%), Fort James Corp. (3.11%), Health Management Associates, Inc. (3.11%) and Modis Professional Services (3.08%).


--------

         (3) The Fund's portfolio composition is subject to change.

                    [VALUE OF A $10,000 INVESTMENT GRAPHIC]

                                               The AmSouth Regional Equity Fund+

                [THE AMSOUTH REGIONAL EQUITY FUND APPEARS HERE]

          AmSouth       AmSouth
          Regional      Regional      AmSouth
        Equity Fund    Equity Fund    Regional    S&P 500   Lipper Capital
         (Classic       (Premier    Equity Fund    Stock     Appreciation
Date     Shares)*        Shares)     (B Shares)    Index        Index
----    -----------    -----------  -----------   -------   --------------
7/89       9,550         10,000       10,000      10,000        10,000
7/90      10,449         10,940       10,940      10,647        10,317
7/91      11,757         12,311       12,311      12,007        11,602
7/92      14,186         14,853       14,853      13,539        12,843
7/93      16,388         17,160       17,160      14,713        14,782
7/94      17,188         17,998       17,998      15,477        15,323
7/95      19,783         20,713       20,713      19,509        19,541
7/96      22,376         23,427       23,427      22,739        21,192
7/97      31,107         32,568       32,568      34,590        28,192
7/98      31,012         32,527       32,261      41,282        31,934
7/99      27,958         29,411       28,859      49,823        38,562

For performance purposes the above graph has not been adjusted for CDSC charges.

-----------------------------------------------
Average Annual Total Return
-----------------------------------------------
As of               1          5           10
July 31, 1999      Year       Year        Year
-----------------------------------------------
Classic*         -13.90%      9.20%      10.83%
-----------------------------------------------
Premier           -9.57%     10.32%      11.39%
-----------------------------------------------
B Shares**       -14.73%      9.63%      11.18%
-----------------------------------------------

*   Reflects 4.50% sales charge.
**  Reflects applicable contingent deferred sales charge.

   Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance of Classic Shares of the Fund.

   Performance for the Class B Shares, which commenced operations on September 3, 1997, is based on the historical performance of the Classic Shares (without sales charge) prior to that date. The performance of Classic Shares does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

   The performance of the AmSouth Regional Equity Fund is measured against the S&P 500 Stock Index and the Lipper Capital Appreciation Funds Index. The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Lipper Capital Appreciation Funds Index is an index that consists of managed funds. The Capital Appreciation Funds Index and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in effect, performance quoted would have been lower.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

AMSOUTH VALUE FUND

   PERFORMANCE. For the 12 months ended July 31, 1999, the AmSouth Equity Fund produced a total return of 14.92% (Classic Shares at NAV). In comparison, the S&P 500 Stock Index rose 20.20%, while the Lipper Capital Appreciation Fund Index(4) gained 20.76%.

   Looking at the Fund's fiscal year as a whole, it had two very good periods. First, the Fund performed well during the sharp market decline in August 1998; then during the second calendar quarter of 1999, again turning in strong numbers when the market became much broader and began to reward the Fund manager's value style of investing.

   In the month of April, the Fund saw a sudden broadening of investor interest -- some of which had to do with the significant signs of improvement in many foreign economies that had lagged earlier in the year. There was a rapid rotation in the second calendar quarter of 1999 and in the Fund. The Fund continued to perform strongly during periods when the market was sloppy, which is what a value-oriented fund is structured to do.

   FACTORS AFFECTING PERFORMANCE. In particular, the Fund benefited from its holdings in energy and a sector called "shelter," which includes forest products and paper. With regard to energy, many analysts did not believe that the Organization of Petroleum Exporting Countries (OPEC) members would abide by an agreement to limit production; OPEC has a long history of not holding together. But what was different this time was that, due to historically low oil prices, OPEC countries were feeling true economic pain. For the first time in four or five years, there not only was a political reason for holding true to an agreement, there also were compelling economic reasons. OPEC simply needed higher oil prices.

   Consequently, production among OPEC nations shrunk by a couple of million barrels a day. In a commodities market, when you suddenly go from a slight amount of surplus to a position where inventories are tight, you can have some dramatic price reactions -- which is what happened.

   The Fund manager believes a similar scenario will unfold in forest products over the next couple of quarters. Some of the Fund manager's favorite paper holdings include Weyerhaeuser Co. (2.29% of the Fund's net assets), Willamette Industries, Inc. (1.51%), International Paper Co. (2.35%) and Champion International Corp. (0.25%).(5) The Fund manager is also fond of selected stocks in the consumer nondurables sector, including American Greetings Corp. (2.08%), Crown Cork & Seal, Inc. (0.70%) and Dole Food, Inc. (0.42%).(6)

   CURRENT STRATEGY AND OUTLOOK. With overweightings in energy and shelter, the portfolio is structured to benefit from a continuation of moderate economic growth in the United States and abroad. Despite the run-up in oil stocks, for example, the Fund manager does not believe we have yet seen a top. Even though the price of energy has risen significantly, that has only happened in the last quarter, and the bottom lines of many companies in the sector have not yet fully reflected those price increases. The Fund manager has seen a significant tightening in refining capacity, and the oil squeeze could get even tighter.


--------------

         (4) Lipper Capital Appreciation Fund Index is comprised of funds that seek maximum capital appreciation, frequently by means of 100% or more portfolio turnover, leveraging, purchasing unregistered securities, purchasing options, etc. The funds in the index may take large cash positions.

         (5,6) The Fund's portfolio composition is subject to change.

   As of July 31, 1999, the Fund's top five holdings were Gannett Co., Inc. (2.74%), Marsh & McLennan Co., Inc. (2.62%), Texaco (2.58%), Newell Rubbermaid (2.57%) and Kerr McGee Corp. (2.52%).(7)


                    [VALUE OF A $10,000 INVESTMENT GRAPHIC]

                                                         The AmSouth Equity Fund

                     [THE AMSOUTH VALUE FUND APPEARS HERE]

          AmSouth        AmSouth
          Equity         Equity        AmSouth
           Fund           Fund         Equity     S&P 500   Lipper Capital
         (Classic       (Premier        Fund       Stock     Appreciation
Date     Shares)*        Shares)     (B Shares)    Index        Index
----     --------       --------     ----------   -------   --------------
7/89       9,550         10,000       10,000      10,000        10,000
7/90       9,707         10,165       10,165      10,647        10,317
7/91      10,530         11,026       11,026      12,007        11,602
7/92      11,891         12,451       12,451      13,539        12,843
7/93      13,533         14,170       14,170      14,713        14,762
7/94      14,603         15,291       15,291      15,477        15,323
7/95      17,415         18,236       18,235      19,509        19,541
7/96      19,344         20,257       20,256      22,739        21,192
7/97      27,536         28,838       28,834      34,590        28,192
7/98      30,935         32,430       32,195      41,282        31,934
7/99      35,547         37,433       36,711      49,623        38,562

For performance purposes the above graph has not been adjusted for CDSC charges.

-----------------------------------------------
         Average Annual Total Return
-----------------------------------------------
As of               1          5           10
July 31, 1999      Year       Year        Year
-----------------------------------------------
Classic*          9.74%      18.38%      13.53%
-----------------------------------------------
Premier          15.43%      19.61%      14.11%
-----------------------------------------------
B Shares**        9.03%      18.95%      13.89%
-----------------------------------------------

*   Reflects 4.50% sales charge.
**  Reflects applicable contingent deferred sales charge.


   Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance of Classic Shares of the Fund.

   Performance for the Class B Shares, which commenced operations on September 3, 1997, is based on the historical performance of the Classic Shares (without sales charge) prior to that date. The performance of Classic Shares does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

   The performance of the AmSouth Equity Fund is measured against the S&P 500 Stock Index and the Lipper Capital Appreciation Funds Index. The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Lipper Capital Appreciation Funds Index is an index that consists of managed funds. The Capital Appreciation Funds Index and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in effect, performance quoted would have been lower.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORK MORE OR LESS THAN THE ORIGINAL COST.


--------

        (7) The Fund's portfolio composition is subject to change.

OPERATING PROCEDURES.

   DISTRIBUTIONS. Each Fund distributes any net investment income monthly and any net realized capital gains at least once a year. Shareholders of each Fund will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of the same class at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Dividends and distributions, when received in shares, are reinvested without a sales charge as of the ex-dividend date using the net asset value determined on that date and are credited to a Shareholder's account on the payment date.

   Dividends paid in additional shares receive the same tax treatment as dividends paid in cash.

   The amount of dividends payable on Trust shares of the Funds generally will be more than the amount of dividends payable on Class A and Class B Shares of the Funds because of the distribution expenses charged to Class A and Class B Shares but not charged to Trust shares.

   PURCHASE PROCEDURES. Because the distributor for AmSouth Funds is BISYS Fund Services Limited Partnership (the "Distributor"), purchase procedures are generally identical for the two Funds. Purchase orders for Shares are executed at a per Share price equal to the asset value next determined after the purchase order is effective (plus any applicable sales charge). No sales charges are imposed on Trust shares and therefore no sales charges will be imposed on the Trust Shares of the Value Fund distributed by AmSouth Funds in the Transaction. A maximum sales charge of 4.5% of the offering price is imposed on Class A shares of the Regional Equity Fund as well as the Value Fund. However, no sales charge will be imposed on the Class A or Class B Shares of the Value Fund distributed by AmSouth Funds in the Transaction.

   Shares of each Fund are sold on a continuous basis by the Distributor, either by mail, by wire, through an Automatic Investment Plan or through financial institutions. The Funds have a minimum investment requirement of $1,000 for Class A, Class B and Automatic Investment, and $250 for Retirement. The Funds also have no subsequent minimum investment requirement for Class A and for Class B, and a $50 minimum for Automatic Investment and for Retirement.

   Purchases and redemption of Shares of each Fund may be made on days on which both The New York Stock Exchange ("NYSE") and the Federal Reserve wire system are open for business ("Business Days").

   Class A and Class B Shares of each Fund are subject to a shareholder servicing fee of .25%. Trust Shares of each Fund are subject to a shareholder servicing fee of .15% effective on March 13, 2000.

   EXCHANGE PRIVILEGE. Each Fund's shares may be exchanged for shares of the class of the various other Funds of AmSouth which the shareholder qualifies to purchase directly so long as the shareholder maintains the applicable minimum account balance in each Fund in which he or she owns shares and satisfies the minimum initial and subsequent purchase amounts of the Fund into which the shares are exchanged. An AmSouth Funds shareholder may exchange his or her Class A shares for Trust shares of the same Fund if the shareholder becomes eligible to purchase Trust shares. No transaction fees are currently charged for exchanges. When exchanging Trust shares of a Fund for Class A shares of a Fund, the shareholder will be exempt from any applicable sales charge. For Class A Shares, when exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, the shareholder will pay the difference. The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Exchange privileges for shareholders in each Fund are available only in any state where the shares of such Fund may be legally sold. Exercise of the exchange privilege is generally treated as a sale for Federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized.

   Exchanges are made on the basis of the relative net asset values of the shares exchanged plus any applicable sales charge. Neither Fund imposes a charge for processing exchanges of shares.

   REDEMPTION PROCEDURES. Each Fund redeems shares at its net asset value next determined after receipt by the Distributor of the redemption request. Redemptions will be made on any Business Day without charge although there is presently a $7 charge for wiring redemption proceeds to a shareholder's designated account. Shares may be redeemed by mail, by telephone or through a pre-arranged systematic withdrawal plan.

   Each Fund reserves the right to make payment on redemptions in securities rather than cash. Each Fund reserves the right to redeem shares at net asset value if a shareholder's account has a value of less than the minimum initial purchase amount. Before a Fund exercises its right to redeem such shares, a shareholder is given notice that the value of shares in his or her account is less than the minimum amount and is allowed 60 days to make an additional investment in the Fund. The minimum for the Funds is $50.

   NET ASSET VALUE. The net asset value of shares of the Funds is determined daily as of 4:00 p.m., Eastern time on days the NYSE and the Federal Reserve Bank of Atlanta are open. A shareholder's order for purchase, sale or exchange of shares is priced at the next NAV calculated after the order is accepted by the Fund less any applicable sales charge. This is what is known as the offering price. The Funds' securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees.

   FEDERAL TAX CONSIDERATIONS. Consummation of the Transaction is subject to the condition that AmSouth Funds receive an opinion of Ropes & Gray, Counsel to AmSouth Funds, to the effect that, based upon certain representations and assumptions and subject to certain qualifications, the Transaction will not result in the recognition of gain or loss for Federal income tax purposes for either of the Funds, or the shareholders or the Regional Equity Fund.

                                  RISK FACTORS

   The investment objectives and policies of the Regional Equity Fund and the Value Fund are substantially similar except that the Regional Equity Fund invests primarily in companies of the Southern Region (Alabama, Florida, Georgia, Louisiana, Mississippi, North Carolina, South Carolina, Tennessee and Virginia), while the Value Fund is not so restricted. In some cases, although both Funds may invest in the same securities, they may do so subject to varying limitations. This discussion is qualified in its entirety by the disclosure set forth in the AmSouth Prospectus accompanying this Combined Prospectus/Proxy Statement.

   Investment in the Regional Equity Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Geographic Concentration Risk: By concentrating its investments in the Southern Region, the Fund may be more vulnerable to unfavorable developments in that region than funds that are more geographically diversified.

Investment Style Risk: The possibility that the market segment on which this Fund focuses -- undervalued stocks of companies in the Southern Region -- will underperform other kinds of investments or market averages.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

   Investment in the Value Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses -- undervalued stocks--will underperform other kinds of investments or market averages.

   The above discussion is qualified in its entirety by the disclosure in the AmSouth Prospectus and Statement of Additional Information.

                         SPECIAL MEETING OF SHAREHOLDERS

   Proxies will be solicited by and on behalf of the Trustees of the AmSouth Funds for use at a Special Meeting of Shareholders of AmSouth Funds (the "Meeting"). The Meeting is to be held on February 22, 2000, at 10:00 a.m. Eastern standard time, at the office of BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219. This Combined Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about January 24, 2000.

   Any shareholder giving a proxy has the power to revoke it. The shareholder revoking such proxy must either submit to AmSouth Funds a subsequently dated proxy, deliver to AmSouth Funds a written notice of revocation, or otherwise give notice of revocation in open meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal (set forth in item (1) of the Notice of Special Meeting to implement the reorganization of the Regional Equity Fund by the transfer of all of its assets to the Value Fund, in exchange for AmSouth Class A, Class B and Trust shares of the Value Fund (collectively, "Shares") and the assumption by the Value Fund of all of the liabilities of the Regional Equity Fund followed by the dissolution and liquidation of the Regional Equity Fund and the distribution of Shares to the shareholders of the Regional Equity Fund. All Regional Equity Fund shareholders will receive shares of the AmSouth Class (Class A, Class B or Trust) that corresponds to the Class of the Regional Equity Fund Shares that they hold.

   As of January 10, 2000, there was outstanding the following amount of shares of the Class A, Class B and Trust Class of the Regional Equity Fund:

 Regional Equity....................     -----------          Class A shares

     ...............................     -----------          Class B shares

     ...............................     -----------          Trust shares

Only shareholders of record at the close of business on January 10, 2000, will be entitled to notice of and to vote at the meeting. Each share is entitled to one vote as of the close of business on January 10, 2000.

   AmSouth Funds' Trustees know of no matters other than those set forth herein to be brought before the meeting. If, however, any other matters properly come before the meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                  PROPOSAL REGARDING APPROVAL OR DISAPPROVAL OF
                             PLAN OF REORGANIZATION

   The shareholders of the Regional Equity Fund are being asked to approve or disapprove (1) the Plan of Reorganization by and between the Regional Equity Fund and the Value Fund dated as of [ DATE ] (the "Plan"), a copy of which is attached to this Combined Prospectus/Proxy Statement as Appendix A. The Plan provides, among other things, for the transfer of all of the assets of the Regional Equity Fund to the Value Fund in exchange for the assumption by the Value Fund of all of the liabilities of the Regional Equity Fund and for a number of Shares calculated based on the value of the net assets of the Regional Equity Fund acquired by the Value Fund and the net asset value per share of the Value Fund, all as more fully described below under "Information about the Reorganization." After receipt of Shares, the Regional Equity Fund will dissolve, distributing the Shares to its shareholders in complete liquidation, and the Regional Equity Fund will be terminated. Prior to the date of such transfer (the "Exchange Date"), the Regional Equity Fund will declare a distribution to its shareholders which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

   At a meeting held on November 23, 1999, the Trustees of AmSouth Funds in attendance voted unanimously to approve the Transaction and to recommend that shareholders of the Regional Equity Fund also approve the Transaction. Approval of reorganization of the Regional Equity Fund requires the affirmative vote of a majority of all votes attributable to the voting securities of the Regional Equity Fund voting separately as a fund, defined as the lesser of (a) sixty seven percent (67%) or more of the votes attributable to all voting securities of the Regional Equity Fund present at such meeting, if holders of more than 50% of the votes attributable to the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the votes attributable to the outstanding voting securities of the Regional Equity Fund.

   A shareholder of the Regional Equity Fund objecting to the proposed Transaction is not entitled under either Massachusetts law or AmSouth Funds' Declaration of Trust to demand payment for and an appraisal of his or her particular Regional Equity Fund shares if the Transaction is consummated over his or her objection. However, shares of the Regional Equity Fund are redeemable for cash at their net asset value on days on which both the New York Stock Exchange and the Federal Reserve Bank of Atlanta are open for business ("Business Days").

   In the event that this proposal is not approved by the shareholders of the Regional Equity Fund, such Fund will continue to be managed as a separate fund in accordance with its current investment objectives and policies, and the AmSouth Funds Trustees may consider alternatives in the best interests of the shareholders. However, if approval of the Plan is obtained, the reorganization of the Regional Equity Fund will be consummated.

             BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

   A meeting was held on November 23, 1999, for the AmSouth Funds' Trustees, at which meeting all of the Trustees, including the Independent Trustees, unanimously determined that the reorganization would be in the best interests of AmSouth Funds and existing shareholders of both the Regional Equity Fund and the Value Fund. The Trustees also unanimously determined that the economic interests of such shareholders would not be diluted as a result of effecting the reorganization. At this same meeting, all of the Trustees, including the Independent Trustees, unanimously approved the proposed reorganization. AmSouth Funds' Trustees have unanimously recommended approval of the Plan.

    In electing to approve the Plan and recommend it to shareholders of the Regional Equity Fund, the Trustees acted upon information provided to them, indicating that the proposed Transaction would operate in the best interests of the Regional Equity Fund and Value Fund shareholders. In particular, the Trustees determined that the proposed Transaction offered the following benefits:

         - Continuity of Management: Both the Regional Equity Fund and the Value Fund are managed by Pedro Verdu, CFA. Mr. Verdu has more than 26 years of investment experience as an analyst and portfolio manager. He holds an MBA in finance and a bachelor's degree in economics.

         - Tax-Free Nature of Transaction; Lack of Dilution: The AmSouth Funds' Trustees were informed that the proposed Transaction involving the Regional Equity Fund and the Value Fund would be accomplished without resulting in the imposition of federal income taxes on the Regional Equity Fund or its shareholders or the Value Fund. Also, the AmSouth Funds' Trustees were informed that the interests of the Regional Equity Fund and the Value Fund shareholders would not be materially diluted as a result of the proposed Transaction, and that the Regional Equity Fund shareholders would receive, in the aggregate, shares of the Value Fund equal in value to the market value of the assets of the Regional Equity Fund.

         - Performance of AmSouth Funds; Fees and Expenses: The Board received information relating to the performance of the Value Fund into which the interests of shareholders of the Regional Equity Fund would be merged. This information was presented both on an absolute basis and in comparison to relevant benchmarks and industry averages. The information showed that the long-term performance of the Value Fund has been superior to that of the Regional Equity Fund. The Trustees also received information about the fees and expenses charged or to be charged to AmSouth shareholders, which information tended to show that the Regional Equity Fund shareholders who become Value Fund shareholders as a result of the proposed Transaction would be subject to fees and expenses that were equal to or lower than those they currently bear as shareholders of the Regional Equity Fund. While this is presently the case, there was no guarantee that this would remain the case in the future.

         - Total Return: The total return of the Value Fund compares favorably with that of the Regional Equity Fund. For information regarding the total return of each of the Funds, see "Financial Highlights" herein. Of course, past performance does not predict future results.

         - Assets: As of July 31, 1999, the Value Fund had total assets of approximately $70,740,000 compared with approximately $20,911,00 in total assets for the Regional Equity Fund. The merger is expected to result in greater investment leverage and market presence for the Value Fund. In addition, former Regional Equity Fund shareholders would benefit from the resulting economies of scale attributable to the larger asset size of the Value Fund.

                      INFORMATION ABOUT THE REORGANIZATION

         PLAN OF REORGANIZATION. The proposed Plan provides that the Value Fund will acquire all of the assets of the Regional Equity Fund in exchange for the assumption by Value Fund of all of the liabilities of the Regional Equity Fund and for Shares all as of the Exchange Date (defined in the Plan to be March 13, 2000, or such other date as determined by the Trustees.) The following discussion of the Plan is qualified in its entirety by the full text of the Plan, which is attached as Appendix A to this Combined Prospectus/Proxy Statement.

         As a result of the Transaction, each shareholder of the Regional Equity Fund will receive that number of full and fractional Shares equal in value at the Exchange Date to the value of the portion of the net assets of the Regional Equity Fund transferred to the Value Fund attributable to the shareholder (based on the proportion of the outstanding shares of the Regional Equity Fund owned by the shareholder as of the Valuation Time). The portfolio securities of the Regional Equity Fund will be valued in accordance with the generally employed valuation procedures of AmSouth Funds. The reorganization is being accounted for as a tax-free business combination. At a meeting held on November 23, 1999, all of the Trustees, including the Independent Trustees, unanimously determined that the reorganization would be in the best interests of their registered investment company and existing shareholders and that the economic interests of their existing shareholders would not be diluted as a result of effecting the reorganization.

         Immediately following the Exchange Date, the Regional Equity Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Shares received by it and the Regional Equity Fund will be liquidated and dissolved. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of the Value Fund in the name of such Regional Equity Fund's shareholders, each account representing the respective number of full and fractional Shares due such shareholder. All Regional Equity shareholders will receive shares of the AmSouth Class (Class A, Class B or Trust) that corresponds to the Class of the Regional Equity Fund that they hold.

         The consummation of the reorganization is subject to the conditions set forth in the Plan. The Plan may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders, prior to the Exchange Date by consent of AmSouth Funds or, if any condition set forth in the Plan has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

         All fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation of the Transaction contemplated by the Plan will be allocated ratably between the two Funds in proportion to their net assets as of the Exchange Date except that (a) the costs of the proxy materials and proxy solicitations will be borne by AmSouth Bank and (b) such fees and expenses will be paid by the party directly incurring such expenses if and to the extent that payment by the other party would result in the disqualification of the Value Fund or the Regional Equity Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code.

         The Board of Trustees of AmSouth Funds have determined that the interests of the existing shareholders of the Regional Equity Fund and the Value Fund will not be diluted as a result of the Transaction. Full and fractional Shares will be issued to the Regional Equity Fund's shareholders in accordance with the procedure under the Plan as described above. Each Value Share will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights. AmSouth Funds' Declaration of Trust permits AmSouth Funds to divide its shares of any series, without shareholder approval, into one or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Shares of the Regional Equity Fund and the Value Fund are currently divided into three classes: Class A, Class B and Trust Shares. Class A, Class B and Trust shares will be distributed as applicable by AmSouth Funds in connection with the Transaction.

         Under Massachusetts law, AmSouth Funds' shareholders, could, under certain circumstances, be held personally liable for the obligations of AmSouth Funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of AmSouth Funds. The Declaration of Trust provides for indemnification out of AmSouth Funds property for all loss and expense of any shareholder held personally liable for the obligations of AmSouth Funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which AmSouth Funds would be unable to meet its obligations. The likelihood of such circumstances is remote.

         FEDERAL INCOME TAX CONSEQUENCES. The federal income tax consequences of the Transaction should be as follows: (i) under Section 361 of the Code, no gain or loss will be recognized by the Regional Equity Fund as a result of the reorganization; (ii) under Section 354 of the Code, no gain or loss will be recognized by the shareholders of the Regional Equity Fund on the distribution of Shares to them in exchange for their shares of the Regional Equity Fund;
(iii) under Section 358 of the Code, the basis of Shares that any Regional Equity shareholder receives in place of his or her Regional Equity shares will be the same, in the aggregate, as the basis of the Regional Equity shares exchanged; (iv) under Section 1223(1) of the Code, a shareholder's holding period for the Shares received pursuant to the Plan will be determined by including the holding period for the Regional

Equity shares exchanged for the Shares provided that the shareholder held the Regional Equity shares as a capital asset; (v) under Section 1032 of the Code, no gain or loss will be recognized by the Value Fund by the receipt of the assets of the Regional Equity Fund in exchange for Shares and the assumption by the Value Fund of the liabilities of the Regional Equity Fund; (vi) under
Section 362 of the Code, the basis in the hands of the Value Fund of the assets of the Regional Equity Fund transferred to the Value Fund in the reorganization will be, in the aggregate, the same as the basis of such assets in the hands of the Regional Equity Fund immediately prior to the transfer; and (vii) under
Section 1223(2) of the Code, the holding period of the assets of the Regional Equity Fund in the hands of the Value Fund will include the periods during which such assets were held by the Regional Equity Fund. As a condition to AmSouth Funds' obligations to consummate the reorganization, AmSouth Funds will receive an opinion from Ropes & Gray, counsel to AmSouth Funds, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, court decisions, and certain representations by AmSouth Funds, for federal income tax purposes the above stated tax consequences will be applicable to the Transaction.

         VOTING RIGHTS. Each shareholder of the Regional Equity Fund is entitled to one vote per share and a proportionate fractional vote for any fractional share. The former shareholders of the Regional Equity Fund, as holders of Class A, Class B or Trust Shares of the Value Fund, will vote separately as a fund or a class on matters relating solely to that fund or class. On all other matters, they will vote in the aggregate with shareholders of the Value Fund. As shareholders of the considerably larger Value Fund following the Transaction, the former shareholders of the Regional Equity Fund will possess less proportional voting power when they vote separately as Value Fund shareholders, or shareholders of the classes thereof, than they had when they voted separately as shareholders of the smaller Regional Equity Fund. For a more detailed discussion of AmSouth Funds' voting procedures, see the AmSouth Prospectus "GENERAL INFORMATION --Miscellaneous."

         CAPITALIZATION. The following tables (UNAUDITED) set forth as of November 30, 1999 (i) the capitalization of the Regional Equity Fund, (ii) the capitalization of the Value Fund, and (iii) the pro forma capitalization of the Value Fund as adjusted giving effect to the proposed acquisition of assets at net asset value:

                                         REGIONAL EQUITY FUND                               VALUE FUND
                               ----------------------------------------     -------------------------------------------
                                 CLASS A       CLASS B         TRUST          CLASS A        CLASS B           TRUST
                                 -------       -------         -----          -------        -------           -----
Net Assets ($)                 12,645,226      530,423       41,514,404     64,821,099      11,191,691      869,803,975
Shares                            655,569       27,786        2,147,767      2,714,342         470,940       36,408,070
Net Asset Value per                 19.29        19.09            19.33          23.88           23.77            23.89
Share ($)


                                            PRO FORMA COMBINED
                               --------------------------------------------
                                 CLASS A        CLASS B           TRUST
                                 -------        -------           -----
Net Assets ($)                 77,466,325      11,722,114      911,318,379
Shares                          3,243,983         493,147       38,146,437
Net Asset Value per                 23.88           23.77            23.89
Share ($)

         Unaudited pro forma combined financial statements of each AmSouth Fund as of and for the period ended July 31, 1999 are included in the Statement of Additional Information. Because the Plan provides that the Value Fund will be the surviving fund following the reorganization and because the Value Fund's investment objectives and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of the Regional Equity Fund to the Value Fund as contemplated by the Plan.

INTEREST OF CERTAIN PERSONS IN THE TRANSACTION

AmSouth Bank may be deemed to have an interest in the merger because it provides investment advisory services to the AmSouth Funds pursuant to an advisory agreement with AmSouth Funds. Future growth of assets of AmSouth Funds can be expected to increase the total amount of fees payable to AmSouth Bank and to reduce the amount of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

                                  AMSOUTH FUNDS

GENERAL

         For a general discussion of the AmSouth Funds, see the AmSouth Prospectus. For the convenience of AmSouth Funds shareholders, certain cross-references to the Prospectus are set forth below.

FINANCIAL INFORMATION

         For information on per-share income and capital changes of an AmSouth Fund, see "Financial Highlights" in the AmSouth Prospectus pertaining to such Fund.

EXPENSES

         For a discussion of an AmSouth Fund's expenses, see "Fee and Expenses Table" in the AmSouth Prospectus pertaining to such Fund.

INVESTMENT OBJECTIVES AND POLICIES

         For a discussion of an AmSouth Fund's investment objective and policies, see "Investment Objectives" and "Principal Investment Strategies" in the AmSouth Prospectus pertaining to such Fund.

TRUSTEES

         Overall responsibility for management of AmSouth Funds rests with its Board of Trustees who are elected by the shareholders of AmSouth Funds. There are currently five Trustees, one of whom is considered to be an "interested person" of AmSouth Funds as defined in the Investment Company Act of 1940. The Trustees, in turn, elect the officers of AmSouth Funds to supervise actively its day-to-day operations.

         The Trustees of AmSouth Funds, their addresses and principal occupations during the past five years are set forth as follows:

                                        POSITION(S) HELD
                                        WITH AMSOUTH            PRINCIPAL OCCUPATION
NAME AND ADDRESS               AGE      FUNDS                   DURING PAST 5 YEARS
----------------               ---      -----                   -------------------
J. David Huber*                53       Chairman                From June, 1987 to present, employee of
3435 Stelzer Road                                               BISYS Fund Services Limited Partnership
Columbus, Ohio  43219

Dick D. Briggs, Jr., M.D.      65       Trustee                 From September 1989 to present, Emeritus
459 DER Building                                                Professor and Eminent Scholar Chair, Univ.
1808 7th Avenue South                                           of Alabama at Birmingham; from October
UAB Medical Center                                              1979 to present, Physician, Univ. of Alabama
Birmingham, Alabama  35294                                      Health Services Foundation; from 1981 to
                                                                1995, Professor and Vice Chairman, Dept. of
                                                                Birmingham School of Medicine; from 1988
                                                                to 1992, President, CEO and Medical
                                                                Director, Univ. of Alabama Health Services
                                                                Foundation

Wendell D. Cleaver             64       Trustee                 From September 3, 1993 to present, retired;
209 Lakewood Drive, West                                        from December, 1988 to August, 1993,
Mobile, Alabama  36608                                          Executive Vice President, Chief Operating
                                                                Officer and Director, Mobile Gas Service
                                                                Corporation

Homer H. Turner, Jr.           71       Trustee                 From June 1991 to present, retired; until June
751 Cary Drive                                                  1991, Vice President, Birmingham Division,
Auburn, Alabama  36830-2505                                     Alabama Power Company

James H. Woodward, Jr.         59       Trustee                 From 1996 to present, Trustee, the Sessions
The University of North                                         Group; from July 1989 to present, chancellor,
Carolina at Charlotte                                           The University of North Carolina at Charlotte;
Charlotte, North Carolina                                       from April 1997 to present, Trustee, BISYS
28223                                                           Variable Insurance Funds; from August 1984
                                                                to July 1989, Senior Vice President,
                                                                University College, University of Alabama
                                                                at Birmingham


* Mr. Huber is considered to be an "interested person" of AmSouth Funds as defined in the 1940 Act.

INVESTMENT ADVISOR

         For a discussion of AmSouth Bank and the services performed by it and its fees with respect to an AmSouth Fund, see "The Advisor" in the AmSouth Prospectus pertaining to such Fund.

ADMINISTRATOR

         For a discussion of ASO Services Company's activities as the AmSouth Funds' administrator, the services performed by it and its fees with respect to an AmSouth Fund, see "The Administrator" in the AmSouth Prospectus pertaining to such Fund.

DISTRIBUTOR

         For a discussion of BISYS Fund Services Limited Partnership's activities as distributor, see "The Distributor" in any AmSouth Funds Prospectus.

SHARES

         For a discussion of voting rights of the AmSouth Funds, see "Miscellaneous" in any AmSouth Funds Prospectus.

REDEMPTION OR REPURCHASE OF SHARES

         For a discussion concerning redemption or repurchase of shares of the AmSouth Funds, see "Redemption of Shares" in any AmSouth Funds Prospectus.

DIVIDENDS AND DISTRIBUTIONS

         For a discussion of the AmSouth Funds' policies with respect to dividends and distributions of an AmSouth Fund, see "Dividends" in the AmSouth Funds Prospectus pertaining to such Fund.

EXCHANGE PRIVILEGES

         For a discussion of an AmSouth Funds shareholder's right to exchange particular Class shares of an AmSouth Fund for other Class shares of the same AmSouth Fund, or the same Class shares or other Class shares of another AmSouth Fund, see "Exchange Privileges" in any AmSouth Funds Prospectus.

LEGAL PROCEEDINGS

         There are no pending material legal proceedings to which AmSouth Funds is a party.

SHAREHOLDER INQUIRIES

         Shareholder inquiries relating to the AmSouth Funds may be addressed to AmSouth Funds' administrator by writing to ASO Services Company, 3435 Stelzer Road, Columbus, Ohio 43219 or by calling 1-800-451-8382.

                              FINANCIAL STATEMENTS

         The financial statements and financial highlights for AmSouth Funds for each of the periods indicated therein included in the AmSouth Prospectus and related Statement of Additional Information have been incorporated by reference in this Combined Prospectus/Proxy Statement in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on the authority of that Firm as experts in accounting and auditing.

                               VOTING INFORMATION

         Proxies are being solicited from shareholders of the Regional Equity Fund by the Trustees of AmSouth Funds for the Special Meeting of Shareholders to be held on February 22, 2000, at the office of BISYS Fund Services, 3534 Stelzer Road, Columbus, OH 43219 at 10:00 a.m., Eastern time, or at such later time made necessary by adjournment. A proxy may be revoked at any time at or before the meeting by submitting to AmSouth Funds a subsequently dated proxy, delivering a written notice of revocation to AmSouth Funds at

3534 Stelzer Road, Columbus, OH 43219 or as otherwise described in the "Introduction" above. Unless revoked, all valid proxies will be voted in accordance with the instructions thereon or, in the absence of instructions, will be voted FOR approval of the Plan of Reorganization. The Transaction contemplated by the Plan of Reorganization will be consummated only if approved by the affirmative vote of a majority of all votes attributable to the voting securities of the Regional Equity Fund voting as a Fund, as described above. In the event the shareholders do not approve the reorganization, the Trustees of AmSouth Funds will consider possible alternative arrangements in the best interests of AmSouth Funds and its shareholders.

         Proxies are being solicited by mail. Shareholders of record of each AmSouth Fund at the close of business on January 10, 2000, (the "Record Date"), will be entitled to vote at the Special Meeting of Shareholders or any adjournment thereof. The holders of a majority of votes attributable to the outstanding voting shares of an AmSouth Fund represented in person or by proxy at the meeting will constitute a quorum for such Fund for the meeting, and a majority of the shares of an AmSouth Fund voted on the Transaction is necessary to approve the Transaction. Shareholders are entitled to one vote per share and a proportionate fractional vote for any fractional share.

         Votes cast by proxy, telephone, the Internet or in person at the meeting will be counted by the inspector of election appointed by AmSouth Funds. The inspector of election will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The inspector of election will count shares represented by proxies that reflect abstentions as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum; however, the inspector of election will not count "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and
(ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. For purposes of determining whether an issue has been approved, abstentions have the effect of a negative vote on the proposal, and broker non-votes are treated as "against" votes in those instances where approval of an issue requires a certain percentage of all votes outstanding, but are given no effect in those instances where approval of an issue requires a certain percentage of the votes constituting the quorum for such issue.

As of January 10, 2000, the officers and Trustees of AmSouth Funds as a group beneficially owned less than 1% of the outstanding shares of Class A, Class B and Trust shares of any of the AmSouth Funds. As of January 10, 2000, to the best of the knowledge of AmSouth Funds, the following shareholders owned beneficially 5% or more of the indicated Fund and Class:

Name and Address                              Percent of Ownership
----------------                              --------------------
AmSouth Regional Equity Fund
                                              ____ % (Class A Shares)



                                              ____ % (Class B Shares)



                                             _____ % (Trust Shares)

        THE BOARD OF TRUSTEES OF AMSOUTH FUNDS, INCLUDING THE INDEPENDENT
              TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE PLAN.


          INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION


         This Combined Prospectus/Proxy Statement and the related Statement of Additional Information do not contain all of the information set forth in the registration statements and the exhibits relating thereto which AmSouth Funds has filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act to which reference is hereby made. The SEC file numbers for the AmSouth Funds Prospectus and the related statement of additional information which are incorporated by reference herein are Registration No. 33-21660 and 811-5551.

         AmSouth Funds is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, registration statements and other information filed by AmSouth Funds can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such filings may also be available at the following SEC regional offices: 90 Devonshire Street, Suite 700, Boston, MA 02109; 500 West Madison Street, Suite 1400, Chicago, IL 60611-2511; and 601 Walnut Street, Suite 1005E, Philadelphia, PA 19106. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                                  AMSOUTH FUNDS

                        AmSouth Regional Equity Fund and
                               AmSouth Value Fund

                                     FORM OF
                             PLAN OF REORGANIZATION


       This Plan of Reorganization having been approved by the Board of Trustees of AmSouth Funds is made as of November 23, 1999, by AmSouth Funds (the "Plan"). The capitalized terms used herein shall have the meaning ascribed to them in this Plan.

OVERVIEW OF PLAN OF REORGANIZATION

          (1) The AmSouth Regional Equity Fund (the "Regional Equity Fund") will sell, assign, convey, transfer and deliver to the AmSouth Value Fund (the "Value Fund") on the Exchange Date all of the properties and assets existing at the Valuation Time in the Regional Equity Fund. In consideration therefor, the Value Fund shall, on the Exchange Date, assume all of the liabilities of the Regional Equity Fund for a number of full and fractional shares of the Value Fund having an aggregate net asset value equal to the value of the assets of the Regional Equity Fund transferred to the Value Fund on such date less the value of the liabilities of the Regional Equity Fund assumed by the Value Fund on that date. It is intended that the reorganization described in this Plan shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

         (2) Upon consummation of the transactions described in paragraph (1) of this Plan, the Regional Equity Fund shall distribute in complete liquidation to its shareholders of record as of the Exchange Date the shares of the Value Fund received by it, each shareholder being entitled to receive the number of such shares of the Value Fund equal to the proportion which the number of shares of beneficial interest of the Regional Equity Fund held by such shareholder bears to the number of such shares of the Regional Equity Fund outstanding on such date.

FACTUAL BASIS OF THE PLAN

         1. (a) AmSouth Funds is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out the transactions involved under this Plan. Each of AmSouth Funds, the Regional Equity Fund and the Value Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Plan.

            (b) AmSouth Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. The Regional Equity Fund and the Value Fund have elected to qualify and have qualified as regulated investment companies under Part I of Subchapter M of the Code as of and since their first taxable year and the Regional Equity Fund and the Value Fund qualify and intend to continue to qualify as regulated investment companies for the taxable year ending upon their liquidation. The Regional Equity Fund and the Value Fund have been regulated investment companies under such Sections of the Code at all times since their inception.

           (c) The statement of assets and liabilities, statement of operations, and statements of changes in net assets financial highlights and schedule of investments (indicating their market values) for the Regional Equity Fund and the Value Fund for the year ended July 31, 1999, such statements and schedules having been audited by PricewaterhouseCoopers LLP, independent accountants to AmSouth Funds, fairly present the financial position of the Regional Equity Fund and the Value Fund as of such date and said statements of operations and changes in net assets and financial highlights fairly reflect the results of operations, changes in net assets and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles.

           (d) The prospectus of each of the Regional Equity Fund and the Value Fund dated December 1, 1999, as filed with the Securities and Exchange Commission (the "Commission") (the "Prospectus") and the Statement of Additional Information for AmSouth Funds, dated December 1, 1999, as filed with the Commission, did not as of such date, and will not as of the Exchange Date contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

           (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of AmSouth Funds, the Regional Equity Fund, or the Value Fund, threatened against AmSouth Funds, the Regional Equity Fund or the Value Fund which assert liability on the part of AmSouth Funds, the Regional Equity Fund or the Value Fund.

           (f) The Regional Equity Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of July 31, 1999, referred to in
Section 1(c) hereof and those incurred in the ordinary course of AmSouth Funds's business as an investment company since that date.

           (g) As used in this Plan, the term "Investments" shall mean the Regional Equity Fund's investments shown on the schedule of its portfolio investments as of July 31, 1999, referred to in Section 1(c) hereof as supplemented with such changes as AmSouth Funds or the Regional Equity Fund shall make after that date.

           (h) AmSouth Funds and each of the Regional Equity Fund and the Value Fund have filed or will file all federal and state tax returns which, to the knowledge of AmSouth Funds's officers, are required to be filed by AmSouth Funds and each of the Regional Equity Fund and the federal and state taxes shown to be due on said returns or on any Value Fund and have paid or will pay all assessments received by AmSouth Funds or each of the Regional Equity Fund and the Value Fund. All tax liabilities of AmSouth Funds and each of the Regional Equity Fund and the Value Fund have been adequately provided for on its books, and no tax deficiency or liability of AmSouth Funds or either of the Regional Equity Fund and the Value Fund has been asserted, and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

           (i) At both the Valuation Time and the Exchange Date and except for shareholder approval, AmSouth Funds and the Regional Equity Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities transferred by it pursuant to this Plan. At the Exchange Date, subject only to the delivery of the shares, Investments and any such other assets and liabilities as contemplated by this Plan, the Value Fund will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof.

           (j) At both the Valuation Time and the Exchange Date, AmSouth Funds and the Value Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of the Regional Equity Fund to be transferred to it pursuant to this Plan.

           (k) The Regional Equity Fund and the Value Fund are qualified and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

           (l) At the Exchange Date, the Regional Equity Fund will have sold such of its assets, if any, as necessary to assure that, after giving effect to the acquisition of its assets pursuant to this Plan, the Value Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in its Prospectus and Statement of Additional Information.

SPECIFICS OF PLAN

2. Reorganization. (a) Subject to the requisite approval of the shareholders of the Regional Equity Fund and to the other terms and conditions contained herein (including the Regional Equity Fund's distribution to its shareholders of all of its investment company taxable income and net capital gain (as described in Section 7(l)), the Regional Equity Fund will sell, assign, convey, transfer and deliver to the Value Fund and the Value Fund will acquire from the Regional Equity Fund, on the Exchange Date all of the Investments and all of the cash and other assets of the Regional Equity Fund in exchange for that number of shares of beneficial interest of the Value Fund provided for in Section 3 and the assumption by the Value Fund of all of the liabilities of the Regional Equity Fund. Pursuant to this Plan, the Regional Equity Fund will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Value Fund's shares received by it to its shareholders in exchange for their shares of beneficial interest of the Regional Equity Fund.

           (b) AmSouth Funds, on behalf of the Regional Equity Fund, will pay or cause to be paid to the Value Fund any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to the Value Fund hereunder. AmSouth Funds, on behalf of the Regional Equity Fund, will transfer to the Value Fund any rights, stock dividends or other securities received by the Regional Equity Fund after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends and other securities shall be deemed included in the assets transferred to the Value Fund at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of the Regional Equity Fund acquired by the Value Fund.

3. Exchange Date; Valuation Time. On the Exchange Date, the Value Fund will deliver to the Regional Equity Fund a number of shares of the Value Fund having an aggregate net asset value equal to the value of the assets of the Regional Equity Fund acquired by the Value Fund, less the value of the liabilities of the Regional Equity Fund assumed, determined as hereafter provided in this Section.

            (a) The valuation time shall be 4 pm. (Eastern Time) March 10, 2000, or such earlier or later day as may be established by the proper officers of AmSouth Funds (the "Valuation Time").

            (b) The net asset value of shares of the Value Fund to be delivered to the Regional Equity Fund, the value of the assets of the Regional Equity Fund, and the value of the liabilities of the Regional Equity Fund to be assumed by the Value Fund in each case shall be computed as of the Valuation Time pursuant to the valuation procedures customarily used by AmSouth Funds.

            (c) No formula will be used to adjust the net asset value of the Regional Equity Fund or the Value Fund to take into account differences in realized and unrealized gains and losses.

            (d) AmSouth Funds, on behalf of the Value Fund, shall issue its shares to the Regional Equity Fund on one share deposit receipt registered in the name of the Regional Equity Fund. The Regional Equity Fund shall distribute in liquidation shares of the Value Fund received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to AmSouth Funds's transfer agent, which will as soon as practicable set up open accounts for each shareholder of the Regional Equity Fund in accordance with written instructions furnished by AmSouth Funds.

            (e) The Value Fund shall assume all liabilities of the Regional Equity Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Regional Equity Fund or otherwise, except that recourse for assumed liabilities relating to the Regional Equity Fund will be limited to the Value Fund.

4. Expenses and Fees. (a) All fees and expenses incurred by the Regional Equity Fund and/or the Value Fund as a direct result of the transactions contemplated by this Plan, will be allocated ratably between the two Funds in proportion to their net assets as of the Exchange Date except that (a) the costs of proxy materials and proxy solicitations will be borne by AmSouth Bank and (b) such fees and expenses will be paid by the party directly incurring such expenses if and to the extent that payment by the other party would result in the disqualification of the Value Fund or the Regional Equity, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code.

           (b) Notwithstanding any other provisions of this Plan, if for any reason the transaction contemplated by this Plan is not consummated, no entity shall be liable to the other entity for any damages resulting therefrom, including, without limitation, consequential damages.

5. Exchange Date. Delivery of the assets of the Regional Equity Fund to be transferred, assumption of the liabilities of the Regional Equity Fund to be assumed, and the delivery of the Value Fund shares to be issued shall be made at the offices of AmSouth Funds, 3435 Stelzer Road, Columbus, Ohio 43219, at 10:00 a.m. Eastern standard time on the next full business day following the Valuation Time, or at such other time and date established by the proper officers of AmSouth Funds, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

6. Special Meeting of Shareholders: Dissolution. (a) The Regional Equity Fund will call a special meeting of its shareholders as soon as is practicable after the effective date of the registration statement filed with the Commission by AmSouth Funds on Form N-14 relating to the shares of the Value Fund issuable hereunder (the "Registration Statement"), and the proxy statement of the Regional Equity Fund included therein (the "Proxy Statement") for the purpose of considering the sale of all of the assets of the Regional Equity Fund to and the assumption of all of the liabilities of the Regional Equity Fund by the Value Fund as herein provided, adopting this Plan, and authorizing the liquidation and dissolution of the Regional Equity Fund, and it shall be a condition to the obligations of each of the parties hereto that the holders of the shares of beneficial interest of the Regional Equity Fund shall have approved this Plan and the transactions contemplated herein in the manner required by law and AmSouth Funds's Declaration of Trust at such a meeting on or before the Valuation Time.

           (b) The Regional Equity Fund will liquidate and dissolve in the manner provided in AmSouth Funds's Declaration of Trust and in accordance with applicable law, provided that the Regional Equity Fund will not make any distributions of shares of the Value Fund to its shareholders without first paying or adequately providing for the payment of all of its debts, obligations and liabilities.

7. Conditions to Be Met Regarding the Transaction. The intention of AmSouth Funds to consummate the transactions described herein are subject to the following conditions:

           (a) This Plan shall have been adopted and the transactions contemplated hereby, including the liquidation and dissolution of the Regional Equity Fund, shall have been approved by the shareholders of the Regional Equity Fund in the manner required by law.

           (b) The officers of AmSouth Funds shall cause the preparation of a statement of the assets and liabilities of the Regional Equity Fund, with values determined as provided in Section 3, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on AmSouth Funds's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Regional Equity Fund since July 31, 1999, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of shares of the Regional Equity Fund, dividends paid or losses from operations.

            (c) The officers of AmSouth Funds shall cause the preparation of a statement of the Value Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 3 hereof, all as of the Valuation Time certified on AmSouth Funds's behalf by its President (or any Vice President) and Treasurer.

            (d) The President (or any Vice President) and Treasurer of AmSouth Funds shall certify that as of the Valuation Time and as of the Exchange Date all the elements in Section 1 of this Plan are true and correct in all material respects as if made at and as of such dates and that each of the Regional Equity Fund and the Value Fund has complied with and satisfied all the conditions on its part under the Plan to be performed or satisfied at or prior to such dates.

            (e) AmSouth Funds shall have received a letter from Ernst & Young dated the Exchange Date stating that such firm reviewed (i) the federal and state income tax returns of the Regional Equity Fund related to the year ended JULY 31, 1999, and (ii) to the extent returns have not been prepared or filed, all available information of the Regional Equity Fund for the period from JULY 31, 1999, to the Exchange Date, and that, in the course of such review, nothing came to their attention which caused them to believe that such returns and/or available information did not properly reflect, in all material respects, the federal and state income taxes of the Regional Equity Fund for the periods covered thereby, or that the Regional Equity Fund would not qualify as a regulated investment company for federal income tax purposes.

            (f) There shall not be any material litigation pending with respect to the matters contemplated by this Plan.

            (g) AmSouth Funds shall have received an opinion of Ropes & Gray dated the Exchange Date to the effect that: (i) AmSouth Funds is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts, and neither AmSouth Funds, the Regional Equity Fund, nor the Value Fund is, to the knowledge of such counsel, required to qualify to do business as a foreign association in any jurisdiction; (ii) AmSouth Funds and the Regional Equity Fund have power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Plan, AmSouth Funds and the Regional Equity Fund will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to the Value Fund; (iii) the adoption of this Plan did not, and the consummation of the transactions contemplated hereby will not, violate AmSouth Funds's Declaration of Trust or Code of Regulations, as amended, or any provision of any agreement known to such counsel to which AmSouth Funds is a party or by which it is bound; (iv) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by AmSouth Funds of the transactions contemplated hereby, except such as have been obtained under the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934 ("the 1934 Act") and the 1940 Act; (v) this Plan has been duly authorized, executed and delivered by AmSouth Funds and is a valid and binding obligation of AmSouth Funds; and (vi) the shares of the Value Fund to be delivered to the Regional Equity Fund as provided for by this Plan are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by AmSouth Funds and no shareholder of AmSouth Funds has any preemptive right to subscription or purchase in respect thereof.

            (h) AmSouth Funds shall have received an opinion of Ropes & Gray addressed to AmSouth Funds and dated the Exchange Date to the effect that for Federal income tax purposes: (i) no gain or loss will be recognized by the Regional Equity Fund upon the transfer of the assets and Investments to the Value Fund in exchange for shares of the Value Fund and the assumption by the Value Fund of the liabilities of the Regional Equity Fund or upon the distribution of shares of the Value Fund by the Regional Equity Fund to its shareholders in liquidation; (ii) no gain or loss will be recognized by the shareholders of the Regional Equity Fund upon the exchange of their shares for the shares of the Value Fund; (iii) the basis of the shares of the Value Fund shares a shareholder of the Regional Equity Fund receives in connection with the exchange will be the same as the basis of his or her Regional Equity Fund shares exchanged therefor; (iv) a Regional Equity Fund shareholder's holding period for his or her Value Fund shares will be determined by including the period for which he or she held the shares of the Regional Equity Fund exchanged therefor, provided that he or she held such shares of the Regional Equity Fund as capital assets; (v) no gain or loss will be recognized by the Value Fund upon the receipt of the assets transferred to the Value Fund pursuant to this Plan in exchange for the shares of the Value Fund and the assumption by the Value Fund of the liabilities of the Regional Equity Fund;
(vi) the basis in the hands of the Value Fund of the assets of the Regional Equity Fund will be the same as the basis of the assets in the hands of the Regional Equity Fund immediately prior to the transfer; and (vii) the Value Fund's holding periods of the assets of the Regional Equity Fund will include the period for which such assets were held by the Regional Equity Fund.

           (i) The assets of the Regional Equity Fund to be acquired by the Value Fund will include no assets which the Value Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in its Prospectus in effect on the Exchange Date, may not properly acquire.

           (j) The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or to the knowledge of AmSouth Funds, contemplated by the Commission.

           (k) AmSouth Funds shall have received from the Commission such order or orders as Ropes & Gray deems reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

           (l) Prior to the Exchange Date, the Regional Equity Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable years ending on or after July 31, 1999, and on or prior to the Exchange Date (computed without regard to any deduction for dividends paid), and all of its net capital gain realized in each of its taxable years ending on or after July 31, 1999 and on or prior to the Exchange Date (after reduction for any capital loss carryover).

           (m) The custodian of AmSouth Funds shall have delivered to AmSouth Funds a certificate identifying all of the assets of the Regional Equity Fund held by such custodian as of the Valuation Time.

           (n) The transfer agent of AmSouth Funds shall have provided to AmSouth Funds (i) a certificate setting forth the number of shares of the Regional Equity Fund outstanding as of the Valuation Time and (ii) the name and address of each holder of record of any such shares of the Regional Equity Fund and the number and class of shares held of record by each such shareholder.

           (o) AmSouth Funds, on behalf of the Value Fund, shall have executed and delivered an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Value Fund will assume all of the liabilities of the Regional Equity Fund existing at the Valuation Time in connection with the transactions contemplated by this Plan.

           (p) AmSouth Funds, on behalf of the Regional Equity Fund, shall have executed and delivered an instrument of transfer ("Transfer Document") and any other certificates or documents AmSouth Funds may deem necessary or desirable to transfer the Regional Equity Fund's entire right, title and interest in and to the Investments and all other assets of the Regional Equity Fund.

8. No Broker. There is no person who has dealt with AmSouth Funds, the Regional Equity Fund or the Value Fund who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Plan.

9. Termination. AmSouth Funds may, by consent of its Trustees, terminate this Plan, and AmSouth Funds, after consultation with counsel, may modify this Plan in any manner deemed necessary or desirable.

10. Rule 145. Pursuant to Rule 145 under the 1933 Act, AmSouth Funds will, in connection with the issuance of any shares of the Value Fund to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO AMSOUTH FUNDS OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO AMSOUTH FUNDS SUCH REGISTRATION IS NOT REQUIRED.

and, further, AmSouth Funds will issue stop transfer instructions to AmSouth Funds's transfer agent with respect to such shares.

11. Agreement and Declaration of Trust. Copies of the Agreement and Declaration of Trust of AmSouth Funds and any amendments thereto so filed is on file with the Secretary of State of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of AmSouth Funds, as trustees and not individually, and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of AmSouth Funds individually but are binding only upon the assets and property of AmSouth Funds.

The names "AmSouth Funds" and "Trustees of AmSouth Funds" refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust filed on October 1, 1987, as amended, to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of AmSouth Funds entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.

                          AMSOUTH REGIONAL EQUITY FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, FEBRUARY 22, 2000

       THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF AMSOUTH FUNDS.

The undersigned hereby appoints JEFFREY C. CUSICK and RODNEY L. RUEHLE, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the AmSouth Regional Equity Fund on February 22, 2000 at 10:00 a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Plan of Reorganization by AmSouth Funds providing for the transfer of all of the assets of AmSouth Regional Equity Fund ("AmSouth Regional Equity") to AmSouth Equity Fund ("AmSouth Equity") in exchange for Shares of AmSouth Equity and the assumption by AmSouth Equity of all of the liabilities of AmSouth Regional Equity, followed by the dissolution and liquidation of AmSouth Regional Equity and the distribution of Shares of AmSouth Equity to the shareholders of AmSouth Regional Equity.

                FOR                       AGAINST                    ABSTAIN
                [ ]                        [ ]                        [ ]

2. To transact any other business as may properly come before the meeting or any adjournment thereof.

                FOR                       AGAINST                    ABSTAIN
                [ ]                        [ ]                        [ ]

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS (1) AND (2) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR ITEMS (1) AND (2).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

Please be sure to sign and date this Proxy.

    ----------------------------------------
    Signature of Shareholder(s)

    ----------------------------------------
    Signature of Shareholder(s)

    Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE

                                       OR

VOTE ON-LINE
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Go to the Web Site www.proxyvote.com.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

VOTE BY TOLL-FREE PHONE CALL
1. Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2. Call the toll-free number found on your Proxy Card.
3. Enter the 12-digit Control Number found on your Proxy Card.
4. Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                                 AMSOUTH FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


         This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy Statement (the "Prospectus") of the Regional Equity Fund dated January 21, 2000, relating to the transfer of assets and liabilities from the AmSouth Regional Equity Fund to the AmSouth Equity Fund.

         The Statement of Additional Information for the AmSouth Funds dated December 1, 1999, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement of Additional Information should be read in conjunction with that Prospectus. A copy of the Prospectus may be obtained, without charge, by writing AmSouth Funds, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-451-8382.

         Audited financial statements for the AmSouth Regional Equity Fund and the AmSouth Equity Fund for the period ended July 31, 1999, are contained in the AmSouth Annual Report, which is incorporated herein by reference.

         The date of this Statement of Additional Information is January 21,
2000.


                               TABLE OF CONTENTS
Financial Statements of the
combined Funds on a pro-forma
basis for the year ended
July 31, 1999 (unaudited) .  . . . . .  . . . . . . . . . . . ..  . . . .    B-3


                               AMSOUTH VALUE FUND
                          AMSOUTH REGIONAL EQUITY FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                     7/31/99
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)



                                                                 AMSOUTH             AMSOUTH
                                                                 VALUE          REGIONAL EQUITY       ADJUSTMENTS           COMBINED
                                                                 -----          ---------------       -----------           --------
ASSETS:
-------
               Investment securities at value (Cost
                   $711,667  and $69,670, respectively)        $1,043,170              $82,223         $      -          $1,125,393
               Interest and dividends receivable                    1,652                  107                -               1,759

               Receivable for capital shares issued                    61                    -                -                  61

               Receivable from brokers for investments
                   sold                                             2,830                    -                -               2,830
               Other assets                                            45                    9                -                  54
                                                               ----------       ---------------      -----------        -----------
      TOTAL ASSETS                                              1,047,758               82,339                -           1,130,097
                                                               ----------       ---------------      -----------        -----------

LIABILITIES:
               Payable for capital shares redeemed                    334                   32                -                 366

               Payable to brokers for investments
                   purchased                                        3,110                    -                -               3,110
               Accrued expenses and other payables:
                    Advisory fees                                     379                   30                -                 409

                    Administration fees                                23                    2                -                  25

                    Distribution fees                                  27                    6                -                  33

                    Accounting fees                                     3                    -                -                   3

                    Transfer agent fees                                28                    4                -                  32

                    Custodian fees                                     12                    1                -                  13

                    Other                                              48                    3                -                  51
                                                                ----------       ---------------      -----------        -----------
      TOTAL LIABILITIES                                             3,964                   78                -               4,042
                                                                ----------       ---------------      -----------        -----------

NET ASSETS:
               Class A Shares                                    $ 70,740             $ 20,911         $      -          $   91,651
               Class B Shares                                      12,394                  965                -              13,359
               Trust Shares                                       960,660               60,385                -           1,021,045
                                                                ----------      ---------------      -----------        -----------
                                                            $   1,043,794              $82,261         $      -          $1,126,055
                                                               ===========      ===============      ===========        ===========

CAPITAL SHARES OUTSTANDING
               Class A Shares                                       2,801                  913             (85) (a)           3,629
               Class B Shares                                         493                   43              (5) (a)             531
               Institutional Shares                                38,024                2,631            (241) (a)          40,414
                                                             ------------      ---------------      -----------         -----------
                                                                   41,318                3,587            (331) (a)          44,574
                                                            =============      ===============      ===========         ===========

NET ASSET VALUE
               Class A Shares - redemption price
                   per share                               $       25.25               $22.90                            $    25.25
                                                           =============       ==============                           ===========

               Class A Shares - maximum sales charge                4.50%                4.50%                                 4.50%
                                                            ------------       --------------                           -----------
               Class A Shares - POP                         $      26.44               $23.98                            $    26.44
                                                            =============      ==============                           ===========

               Class B Shares - offering price per
               share*                                       $      25.14               $22.68                            $    25.14
                                                            =============     ===============                           ===========

               Trust Shares - offering and redemption
                   price per share                          $      25.27              $22.95                             $    25.27
                                                            =============    ===============                             ==========


COMPOSITION OF NET ASSETS
      Capital                                               $    577,771            $52,949          $     -             $  630,720
      Undistributed (distributions in excess of)
               net investment income                                 478                 13                -                    491
      Undistributed net realized gains (losses)
               from investment transactions                      134,042             16,746                -                150,788
      Net unrealized appreciation (depreciation) of
               investments                                       331,503             12,553                -                344,056
                                                            ------------      -------------       -----------           -----------
               NET ASSETS, JULY 31, 1999                   $   1,043,794            $82,261          $     -             $1,126,055
                                                            ============      =============       ===========           ===========


* Redemption price per share varies by length of time shares are held.
(a) Adjustment to convert AmSouth Regional Equity Shares Outstanding to AmSouth Value Shares Outstanding based on Value's NAV's.

                               AMSOUTH VALUE FUND
                          AMSOUTH REGIONAL EQUITY FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                     7/31/99
                             (AMOUNTS IN THOUSANDS)



                                                                     AMSOUTH           AMSOUTH
                                                                      VALUE       REGIONAL EQUITY      ADJUSTMENTS        COMBINED
                                                                 -------------    ----------------    ------------        --------


INVESTMENT INCOME
              Interest Income                                          $      918       $       -         $    -          $     918
              Dividend Income                                              21,407           1,877              -             23,284
                                                                       ----------       ---------         ------          ---------
                                                                           22,325           1,877              -             24,202
                                                                       ----------       ---------         ------          ---------
EXPENSES:
              Advisory fees                                                 8,292             856                             9,148
              Administration fees                                           2,073             214                             2,287
              Shareholder servicing fees (Class A Shares)                     179              76                               255
              12b-1 fees (Class B Shares)                                     102              15                               117
              Accounting fees                                                 335              55                               390
              Transfer agent fees                                             261              64                               325
              Custodian fees                                                   63               7                                70
              Trustee fees and expenses                                        23               3                                26
              Other expenses                                                  229              58                               287
                                                                       ----------       ---------         ------          ---------
       TOTAL EXPENSES:                                                     11,557           1,348              -             12,905
              Less Waivers:
                 Accounting fees                                             (20)            (20)              -               (40)
                 Transfer agent fees                                         (30)            (30)              -               (60)
                                                                       ----------       ---------         ------          ---------
       NET EXPENSES:                                                       11,507           1,298              -             12,805
                                                                       ----------       ---------         ------          ---------
       NET INVESTMENT INCOME                                               10,818             579              -             11,397
                                                                       ----------       ---------         ------          ---------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS
       Net realized gains (losses) from investment transaction            136,676          16,745              -            153,421
       Net change in unrealized appreciation (depreciation)
              from investments                                                419         (30,363)             -            (29,944)
                                                                       ----------       ---------         ------          ---------
       Net realized/unrealized gains (losses) from investments            137,095         (13,618)             -            123,477
                                                                       ----------       ---------         ------          ---------
       CHANGE IN NET ASSETS RESULTING FROM
              OPERATIONS:                                              $  147,913       $ (13,039)       $     -          $ 134,874
                                                                       ==========       =========        =======          =========

                               AmSouth Value Fund
                          AmSouth Regional Equity Fund
              Pro Forma Combining Schedule of Portfolio Investments
                                     7/31/99
                      (Amounts in thousands, except shares)



                AmSouth                                                 AmSouth                  Pro Forma
              Value Fund                                             Regional Equity               Combined
               Principal                                               Principal                 Principal
              Amount/Shares                                          Amount/Shares             Amount/Shares
              -------------                                         ----------------            -------------

Common Stocks  (97.5%):
         Apparel  (0.6%):
                                                 600,000                                           600,000               600,000
                                                                          90,000                    90,000                90,000
         Automotive  (1.5%):
                                                 336,000                                           336,000               336,000

         Automotive Parts  (1.7%):
                                                 392,000                                           392,000               392,000
                                                                         100,000                   100,000               100,000
                                                                          75,000                    75,000                75,000
         Banking  (5.5%):
                                                  190000                  40,000                   230,000               230,000
                                                  60,000                                            60,000                60,000
                                                                          30,000                    30,000                30,000
                                                 285,000                  50,000                   335,000               335,000
                                                                          40,000                    40,000                40,000
                                                 735,000                                           735,000               735,000
         Beverages  (1.5%):
                                                 400,000                                           400,000               400,000
         Building Materials  (0.2%):
                                                                         275,000                   275,000               275,000
         Business Services  (1.7%):
                                                 815,000                                           815,000               815,000
         Chemicals-Speciality  (2.5%):
                                               1,025,000                                         1,025,000             1,025,000
                                                 355,000                                           355,000               355,000
         Commercial Services  (0.4%):
                                                  60,000                                            60,000                60,000
                                                                         175,000                   175,000               175,000

         Computer Hardware  (2.0%):
                                                 177,000                                           177,000               177,000
         Computers & Peripherals  (1.4%):
                                               1,285,000                                         1,285,000             1,285,000
         Construction-Manufactured Homes
         (0.2%):                                                         225,000                   225,000               225,000
         Consumer Goods  (1.9%):
                                                 740,000                                           740,000               740,000
         Diversified Manufacturing  (0.1%):
                                                                          55,000                    55,000                55,000
         Electrical & Electronic  (1.0%):
                                                 230,000                                           230,000               230,000
         Financial Services  (1.9%):
                                                 660,000                                           660,000               660,000



                                                                    AmSouth                    AmSouth
                                                                  Value Fund              Regional Equity              Combined
                                                                    Market                     Market                   Market
             Description                                            Value                      Value                     Value
----------------------------------------                     -------------------       -------------------       -------------------

Phillips-Van Heusen Corp.                                            $ 5,100                          $ -                    $ 5,100
Russell Corp.                                                              -                        1,727                      1,727
                                                             ----------------         --------------------       -------------------
                                                                       5,100                        1,727                      6,827
                                                             ----------------         --------------------       -------------------
Ford Motor Co.                                                        16,338                            -                     16,338
                                                             ----------------         --------------------       -------------------
Arvin Industries, Inc.                                                14,651                            -                     14,650
Discount Auto Parts, Inc. (b)                                              -                        2,238                      2,238
Genuine Parts Co.                                                          -                        2,329                      2,330
                                                             ----------------         --------------------       -------------------
                                                                      14,651                        4,567                     19,218
                                                             ----------------         --------------------       -------------------
Bank of America Corp.                                                 12,611                        2,654                     15,266
Bank One Corp.                                                         3,274                            -                      3,274
First American Corp.-Tenn                                                  -                        1,260                      1,260
First Union Corp.                                                     13,110                        2,300                     15,410
Union Planters Corp.                                                       -                        1,773                      1,773
Washington Mutual, Inc.                                               25,220                            -                     25,219
                                                             ----------------        ---------------------       -------------------
                                                                      54,215                        7,987                     62,202
                                                             ----------------        ---------------------       -------------------
Diageo PLC ADR                                                        16,400                            -                     16,400
                                                             ----------------        ---------------------       -------------------
Interface, Inc.                                                            -                        2,458                      2,458
                                                             ----------------        ---------------------       -------------------
Reynolds & Reynolds Co., Class A                                      19,153                            -                     19,153
                                                             ----------------        ---------------------       -------------------
Engelhard Corp.                                                       22,870                            -                     22,870
M.A. Hanna Co.                                                         5,680                            -                      5,680
                                                             ----------------        ---------------------       -------------------
                                                                      28,550                            -                     28,550
                                                             ----------------        ---------------------       -------------------
Equifax, Inc.                                                              -                        1,973                      1,973
Modis Professional Services (b)                                            -                        2,537                      2,537
                                                             ----------------        ---------------------       -------------------
                                                                           -                        4,510                      4,510
                                                             ----------------        ---------------------       -------------------
IBM Corp.                                                             22,247                            -                     22,247
                                                             ----------------        ---------------------       -------------------
Cabletron Systems, Inc. (b)                                           15,500                            -                     15,500
                                                             ----------------        ---------------------       -------------------
Clayton Homes, Inc.                                                        -                        2,363                      2,363
                                                             ----------------        ---------------------       -------------------
American Greetings Corp., Class A                                     21,738                            -                     21,738
                                                             ----------------        ---------------------       -------------------
Walter Industries, Inc. (b)                                                -                          694                        694
                                                             ----------------        ---------------------       -------------------
Avnet, Inc.                                                           11,270                            -                     11,270
Dun & Bradstreet Corp.                                                20,955                            -                     20,955
                                                             ----------------        ---------------------       -------------------



     Food Processing & Packaging  (2.7%):
                                            165,000                                            165,000               165,000
                                             90,000                                             90,000                90,000
                                                                     110,000                   110,000               110,000
                                            855,000                                            855,000               855,000
                                            180,000                                            180,000               180,000
     Forest & Paper Products  (6.3%):
                                                                      80,000                    80,000                80,000
                                             50,000                                             50,000                50,000
                                                                      70,000                    70,000                70,000
                                            480,000                                            480,000               480,000
                                            370,000                                            370,000               370,000
                                            350,000                                            350,000               350,000
     Furniture  (0.3%):
                                                                     230,000                   230,000               230,000
                                                                      40,000                    40,000                40,000
     Health Care  (3.4%):
                                            225,000                                            225,000               225,000
                                                                     340,000                   340,000               340,000
                                            260,000                                            260,000               260,000
     Household Products/Wares  (2.4%):
                                            620,000                                            620,000               620,000
     Insurance  (4.7%):
                                             25,000                                             25,000                25,000
                                            360,000                                            360,000               360,000
                                            790,000                                            790,000               790,000
     Manufacturing  (0.5%):
                                            123,800                                            123,800               123,800
                                                                     105,000                   105,000               105,000
     Medical Services  (0.5%):
                                                                     125,000                   125,000               125,000
                                                                     310,000                   310,000               310,000
                                                                     170,000                   170,000               170,000
     Medical Supplies  (3.2%):
                                            540,000                                            540,000               540,000
                                            365,000                                            365,000               365,000
     Metals & Mining  (0.2%):
                                            120,000                                            120,000               120,000
     Newspapers  (3.6%):
                                            230,000                                            230,000               230,000
                                            395,000                                            395,000               395,000
     Office Equipment & Services  (0.1%):
                                                                      50,000                    50,000                50,000






Dole Food, Inc.                                                  4,352                            -                      4,352
Flowers Industries, Inc.                                             -                        1,502                      1,502
Lance, Inc.                                                          -                        1,616                      1,616
Sara Lee Corp.                                                  18,810                            -                     18,810
Universal Foods Corp.                                            3,926                            -                      3,926
                                                                ------                        -----                     ------
                                                                27,088                        3,118                     30,206
                                                                ------                        -----                     ------

Caraustar Industries, Inc.                                           -                        1,990                      1,990
Champion International Corp.                                     2,588                            -                      2,588
Fort James Corp.                                                     -                        2,555                      2,555
International Paper Co.                                         24,540                            -                     24,539
Weyerhauser Co.                                                 23,934                            -                     23,934
Willamette Industries, Inc.                                     15,750                            -                     15,750
                                                                ------                        -----                     ------
                                                                66,812                        4,545                     71,356
                                                                ------                        -----                     ------

Heilig-Myers Co.                                                     -                        1,668                      1,668
Winsloew Furniture, Inc. (b)                                         -                        1,345                      1,345
                                                                ------                        -----                     ------
                                                                     -                        3,013                     3,013
                                                                ------                        -----                     ------

Aetna, Inc.                                                     18,450                            -                     18,450
HEALTHSOUTH Corp. (b)                                                -                        4,165                      4,165
United Healthcare Corp.                                         15,860                            -                     15,860
                                                                ------                        -----                     ------
                                                                34,310                        4,165                     38,475
                                                                ------                        -----                     ------

Newell Rubbermaid, Inc.                                         26,815                            -                     26,815
                                                                ------                        -----                     ------

Chubb Corp.                                                      1,495                            -                      1,495
Marsh & McLennan Cos., Inc.                                     27,360                            -                     27,360
St. Paul Cos., Inc.                                             24,589                            -                     24,589
                                                                ------                        -----                     ------
                                                                53,444                            -                     53,444
                                                                ------                        -----                     ------

Kennametal, Inc.                                                 2,987                            -                      2,987
Wolverine Tube, Inc. (b)                                             -                        2,192                      2,192
                                                                ------                        -----                     ------
                                                                 2,987                        2,192                      5,179
                                                                ------                        -----                     ------

Coventry Health Care, Inc. (b)                                       -                        1,383                      1,383
Health Management Assoc., Inc., Class A (b)                          -                        2,557                      2,557
MedPartners, Inc. (b)                                                -                        1,423                      1,424
                                                                ------                        -----                     ------
                                                                     -                        5,363                      5,364
                                                                ------                        -----                     ------

C.R. Bard, Inc.                                                 26,257                            -                     26,257
DENTSPLY International, Inc.                                     9,878                            -                      9,878
                                                                ------                        -----                     ------
                                                                36,135                            -                     36,135
                                                                ------                        -----                     ------

Barrick Gold Corp.                                               2,228                            -                      2,228
                                                                ------                        -----                     ------

Dow Jones & Co., Inc.                                           11,471                            -                     11,471
Gannett Co., Inc.                                               28,539                            -                     28,539
                                                                ------                        -----                     ------
                                                                40,010                            -                     40,010
                                                                ------                        -----                     ------

Harris Corp.                                                         -                        1,516                      1,516
                                                                ------                        -----                     ------




     Oil & Gas Exploration, Production,
      & Services  (13.9%):                  240,000                                            240,000               240,000
                                            325,000                   45,000                   370,000               370,000
                                            510,000                                            510,000               510,000
                                                                      10,000                    10,000                10,000
                                             190000                                            190,000               190,000
                                                                      20,000                    20,000                20,000
                                            750,000                                            750,000               750,000
                                            432,000                                            432,000               432,000
                                            710,000                                            710,000               710,000
                                            610,000                                            610,000               610,000
     Packaging  (0.7%):
                                            250,000                                            250,000               250,000
     Pharmaceuticals  (5.0%):
                                            170,000                                            170,000               170,000
                                            335,000                                            335,000               335,000
                                            450,000                                            450,000               450,000
     Pollution Control Services
      & Equipment  (0.9%):                  391,500                                            391,500               391,500
     Printing  (0.1%):
                                                                      60,000                    60,000                60,000
     Railroads  (1.7%):
                                            350,000                                            350,000               350,000
                                                                      75,000                    75,000                75,000
     Restaurants  (0.2%):
                                                                     130,000                   130,000               130,000
     Retail  (10.0%):
                                            440,000                                            440,000               440,000
                                            300,000                                            300,000               300,000
                                            540,000                                            540,000               540,000
                                                                     285,000                   285,000               285,000
                                            600,000                                            600,000               600,000
                                                                      85,000                    85,000                85,000
                                                                      60,000                    60,000                60,000
                                                                     275,000                   275,000               275,000
                                            120,000                                            120,000               120,000
                                            500,000                                            500,000               500,000

     Steel  (0.2%):
                                                                      50,000                    50,000                50,000
     Telecommunications-Equipment  (0.1%):
                                                                      40,000                    40,000                40,000
     Temporary Services  (0.5%):
                                            700,000                                            700,000               700,000
     Transportation  (0.4%):
                                                                     165,000                   165,000               165,000
                                                                      70,000                    70,000                70,000





 Atlantic Richfield Co.                                  21,615                            -                     21,615
 Burlington Resources, Inc.                              14,361                        1,988                     16,349
 Kerr-McGee Corp.                                        26,264                            -                     26,264
 Mobil Corp.                                                  -                        1,023                      1,023
 Noble Affiliates                                         5,558                            -                      5,558
 Schlumberger Ltd.                                            -                        1,211                      1,211
 Sunoco, Inc.                                            22,875                            -                     22,875
 Texaco, Inc.                                            26,918                            -                     26,918
 Ultramar Diamond Shamrock Corp.                         16,774                            -                     16,774
 USX-Marathon Group                                      18,529                            -                     18,529
                                                  -------------                -------------             --------------
                                                        152,894                        4,222                    157,116
                                                  -------------                -------------             --------------
 Crown Cork & Seal, Inc.                                  7,328                            -                      7,328
                                                  -------------                -------------             --------------
 American Home Products Corp.                             8,670                            -                      8,670
 Baxter International, Inc.                              23,010                            -                     23,010
 Pharmacia & Upjohn, Inc.                                24,216                            -                     24,216
                                                  -------------                -------------             --------------
                                                         55,896                            -                     55,896
                                                  -------------                -------------             --------------
 Waste Management, Inc.                                  10,008                             -                     10,008
                                                  -------------                -------------             --------------
 John H. Harland Co.                                          -                        1,208                      1,208
                                                  -------------                -------------             --------------
 CSX Corp.                                               16,953                            -                     16,953
 Norfolk Southern Corp.                                       -                        2,194                      2,194
                                                  -------------                -------------             --------------
                                                         16,953                        2,194                     19,147
                                                  -------------                -------------             --------------
 CRBL Group, Inc.                                             -                        1,966                      1,966
                                                  -------------                -------------             --------------
 CVS Corp.                                               21,890                            -                     21,889
 Dayton Hudson Corp.                                     19,406                            -                     19,406
 Dillard's, Inc., Class A                                16,639                            -                     16,639
 Hancock Fabrics, Inc.                                        -                        1,443                      1,443
 May Department Stores Co.                               23,212                            -                     23,212
 Office Depot, Inc. (b)                                       -                        1,594                      1,594
 Saks, Inc. (b)                                               -                        1,380                      1,380
 Stein-Mart, Inc. (b)                                         -                        1,829                      1,830
 The Limited, Inc.                                        5,483                            -                      5,483
 Wal-Mart Stores, Inc.                                   21,125                            -                     21,125
                                                   -------------               --------------            --------------
                                                        107,755                        6,246                    114,001
                                                   -------------                -------------            --------------
 Nucor Corp.                                                  -                        2,425                      2,425
                                                   -------------               --------------            --------------

 Scientific-Atlanta, Inc.                                     -                        1,460                      1,460
                                                  -------------                -------------             --------------

 Olsten Corp.                                             5,906                            -                      5,906
                                                  -------------                -------------             --------------
 Offshore Logistics, Inc. (b)                                 -                        2,001                      2,001
 Tidewater, Inc.                                              -                        2,314                      2,314
                                                   -------------               --------------            ---------------
                                                              -                        4,315                      4,315
                                                   -------------               --------------            ---------------



      Transportation Leasing & Trucking  (2.4%):
                                                   525,000             90,000          615,000               615,000
                                                   243,000                             243,000               243,000
      Utilities-Electric & Gas  (3.6%):
                                                   615,000                             615,000               615,000
                                                                        50000          50,000                50,000
                                                    40,000                             40,000                40,000
                                                   650,000              75000          725,000               725,000
      Utilities-Telecommunications  (5.8%):
                                                   435,000                             435,000               435,000
                                                   363,216                             363,216               363,216
                                                   358,000              45000          403,000               403,000


      Commercial Paper-Domestic  (0.9%):
      Automotive-Finance  (0.9%):
                                                    10,000                          10,000,000            10,000,000

      Investment Companies  (1.6%):
                                                16,400,161            1655457       18,055,617            18,055,617
                                                   184,508               2829          187,337               187,337




 Ryder System, Inc.                                12,370                        2,121                     14,491
 US Freightways Corp.                              11,998                            -                     11,998
                                                   ------                        -----                     ------
                                                   24,368                        2,121                     26,489
                                                   ------                        -----                     ------
 Constellation Energy Group                        18,027                            -                     18,027
 Florida Progress Corp.                                 -                        2,047                      2,047
 New Century Energies, Inc.                         1,388                            -                      1,388
 Southern Co.                                      17,184                        1,983                     19,167
                                                   ------                        -----                     ------
                                                   36,599                        4,030                     40,629
                                                   ------                        -----                     ------
 AT&T Corp.                                        22,593                            -                     22,593
 BellAtlantic Corp.                                23,155                            -                     23,155
 BellSouth Corp.                                   17,184                        2,160                     19,344
                                                   ------                       ------                     ------
                                                   62,932                        2,160                     65,092
                                                   ------                        -----                 ----------
 Total Common Stocks                                                                                   $1,097,150
                                                                                                       ----------

 General Motors Acceptance Corp.                    10000                            -                     10,000
                                                  -------                       ------                 ----------
 Total Commercial Paper-Domestic                                                                       $   10,000
                                                                                                       ----------
 AmSouth Prime Obligations Fund                    16,400                        1,655                     18,056
 AmSouth U.S. Treasury Fund                           185                            3                        187
                                                   ------                        -----                     ------
                                                   16,585                        1,658                     18,243
                                                   ------                        -----                 ----------
 Total Investment Companies                                                                            $   18,243
                                                                                                       ----------
TOTAL (COST $781,357)(a)                                                                               $1,125,393
                                                                                                       ==========






---------------------------------
Percentages indicated are based on net assets of $1,126,055.


(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $891. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:


      Unrealized appreciation                          $373,652
      Unrealized depreciation                          (30,487)
                                                       --------
      Net unrealized appreciation                      343,165
                                                       ======-

(b) Represents non-income producing securities.

    ADR - American Depository Receipt
    PLC - Public Limited Co.

                                  AMSOUTH FUNDS
                       REGISTRATION STATEMENT ON FORM N-14



PART C.  OTHER INFORMATION


Item 15. Indemnification

         The information required by this item is incorporated by reference to
Item 25 of Post-Effective Amendment No. 30 (filed October 1, 1999) to Registrant's Registration Statement on Form N-1A (File No. 33-21660) under the Securities Act of 1933 and the Investment Company Act of 1940 (File No. 811-5551).

Item 16. Exhibits

         (1)      (a)      Amended Declaration of Trust, dated as of June 25,
                           1993 and filed on August 19, 1993, is incorporated by reference to Post-Effective Amendment No. 11 to
                           Registrant's Registration Statement on Form N-1A.

         (2)      (a)      Bylaws -- incorporated by reference to Registrant's
                           Registration Statement on Form N-1A.

         (2)      (b)      Amendment No. 1 to Bylaws incorporated by reference
                           to Post-Effective Amendment No. 3 to Registrant's
                           Registration Statement on Form N-1A.

         (3)               Not applicable.

         (4) Form of Agreement and Plan of Reorganization is filed herewith.

         (5)      (a)      Rights of Shareholders

                  The following portions of Registrant's Declaration of Trust incorporated as Exhibit (a) hereto, define the rights of shareholders:

                                   ARTICLE III

                  No Preemptive Rights

                  Section 4. Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

                  Status of Shares and Limitation of Personal Liability

                  Section 5. Shares shall be deemed to be personal property giving only the rights provided in this instrument. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms hereof and to have become a party hereto. The death of a Shareholder during the continuance of the Trust shall not operate to terminate the same nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but only to the rights of said decedent under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders partners. Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any Shareholder, nor except as specifically provided herein to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

                                   ARTICLE IV
                                  The Trustees

                  Election

                  Section 1. There shall initially be one Trustee who shall be Stephen G. Mintos. The number of Trustees shall be as provided in the Bylaws or as fixed from to time by the Trustees. The shareholders may elect Trustees at any meeting of Shareholders called by the Trustees for that purpose. Each Trustee shall serve during the continued lifetime of the Trust until he dies, resigns or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and the election and qualification of his successor. Any Trustee may resign at any time by written instrument signed by him and delivered to any officer of the Trust, to each other Trustee or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following his resignation or removal, or any right to damages on account of such removal.

                  Advisory, Management and Distribution

                  Section 6. The Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory and/or: management services with any corporation, trust, association or other organization (the "Manager"), every such contract to comply with such requirements and restrictions as may be set forth in the Bylaws; and any such contract may provide for one or more Sub-advisers who shall perform all or part of the obligations of the Manager under such Contract and may contain such other terms interpretive of or in addition to said requirements and restrictions as the Trustees may determine, including, without limitation, authority to determine from time to time what investments shall be purchased, held, sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments. The Trustees may also, at any time and from time to time, contract with the Manager or any other corporation, trust, association or other organization, appointing it exclusive or nonexclusive distributor or principal underwriter for the Shares, every such contract to comply with such requirements and restrictions as may be set forth in the Bylaws; and any such contract may contain such other terms interpretive of or in addition to said requirements and restrictions as the Trustees may determine.

                  The fact that:

                  (i) any of the Shareholders, Trustees or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, manager, adviser, principal underwriter or distributor or agent of or for any corporation, trust, association, or other organization, or of or for any parent or affiliate of any organization, with which an advisory or management contract, or principal underwriter's or distributor's contract, or transfer, shareholder servicing or other agency contract may have been or may hereafter be made, or that any such organization, or any parent or affiliate thereof, is a Shareholder or has an interest in the Trust, or that

                  (ii) any corporation, trust, association or other organization with which an advisory or management contract or principal underwriter's or distributor's contract, or transfer, shareholder servicing or other agency contract may have been or may hereafter be made also has an advisory or management contract, or principal underwriter's or distributor's contract, or transfer, Shareholder servicing or other agency contract with one or more other corporations, trusts, associations, or other organizations, or has other business or interests shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same or create any liability or accountability to the Trust or its Shareholders.

                                    ARTICLE V
                    Shareholders' Voting Powers and Meetings

                  Shareholders shall have such power to vote as is provided for in, and may hold meetings and take actions pursuant to the provisions of the Bylaws.

                                  ARTICLE VIII
                                 Indemnification

                  Shareholders

                  Section 4. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense, arising from such liability, but only out of the assets, of the particular series of Shares of which he or she is or was a Shareholder.

                                   ARTICLE IX
                                  Miscellaneous

                  Trustees, Shareholders, etc.  Not Personally Liable; Notice

                  Section 1. All persons extending credit to, contracting with or having any claim against the Trust or a particular series of Shares shall look only to the assets of the Trust or the assets of that particular series of Shares for payment under such credit, contract or claim; and neither the Shareholders nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Nothing in this Declaration of Trust shall protect any Trustee against any liability to which such Trustee would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee.

                  Every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers shall give notice that this Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts and shall recite that the same was executed or made by or on behalf of the Trust or by them as Trustee or Trustees or as officers or officer and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the

                  Trust, and may contain such further recital as he or she or they may deem appropriate, but the omission thereof shall not operate to bind any Trustee or Trustees or officer or officers or Shareholder or Shareholders individually.

                  Duration and Termination of Trust

                  Section 4. Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trust may be terminated at any time by the vote of Shareholders holding at least a majority of the Shares of each series entitled to vote or by the Trustees by written notice to the Shareholders. Any series of Shares may be terminated at any time by vote of Shareholders holding at least a majority of the Shares of such series entitled to vote or by the Trustees by written notice to the Shareholders of such series.

                  Upon termination of the Trust or of any one or more series of Shares, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Trust or of the particular series as may be determined by the Trustees, the Trust shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds to the Shareholders of the series involved, ratably according to the number of Shares of such series held by the several Shareholders of such series on the date of termination.

                  Amendments

                  Section 7. This Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares of each series entitled to vote, except that an amendment which shall affect the holders of one or more series of Shares but not the holders of all outstanding series shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series affected and no vote of Shareholders of a series not affected shall be required. Amendments having the purpose of changing the name of the Trust, of establishing, changing, or eliminating the par value of the shares or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

                  The following portions of Registrant's Bylaws incorporated as Exhibit (b) hereto, define the rights of Shareholders:

                                   ARTICLE 11

                    Shareholders' Voting Powers and Meetings

                  11.1 Voting Powers. The Shareholders shall have power to vote only (i) for the election of Trustees as provided in Article IV, Section 1 of the Declaration of Trust, provided, however, that no meeting of Shareholders is required to be called for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, (ii) with respect to any Manager or Sub-Adviser as provided in Article IV, Section 6 of the Declaration of Trust to the extent required by the 1940 Act, (iii) with respect to any termination of this Trust to the extent and as provided in Article IX, Section 4 of the Declaration of Trust,
                  (iv) with respect to any amendment of the Declaration of Trust to the extent and as provided in Article IX, Section 7 of the Declaration of Trust, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (vi) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust , these Bylaws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. The Shareholders of any particular series shall not be entitled to vote on any matters as to which such series is not affected. Except with respect to matters as to which the Trustees have determined that only the interests of one or more particular series are affected or as required by law, all of the Shares of each series shall, on matters as to which it is entitled to vote, vote with other series so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more series as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such series, separately. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, the Declaration of Trust or these Bylaws to be taken by shareholders.

                  11.2 Voting and Meetings. Meetings of the Shareholders may be called by the Trustees for the purpose of electing Trustees as provided in Article IV, Section 1 of the Declaration of Trust and for such other purposes as may be prescribed by law, by the Declaration of Trust or by these Bylaws. Meetings of the Shareholders may also be called by the Trustees from time to time for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable. A meeting of Shareholders may be held at any place designated by the Trustees. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven days before such meeting, postage prepaid, stating the time and place of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Trust. Whenever notice of a meeting is required to be given to a Shareholder under the Declaration of Trust or these Bylaws, a written waiver thereof, executed before or after the meeting by such Shareholder or his attorney thereunto authorized and filed with the records of the meeting, shall be deemed equivalent to such notice.

                  11.3 Quorum and Required Vote. A majority of Shares entitled to vote shall be a quorum for the transaction of business at a Shareholders' meeting, except that where any provision of law or of the Declaration of Trust or these Bylaws permits or requires that holders of any series shall vote as a series, then a majority of the aggregate number of Shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. Except when a larger vote is required by any provision of law or the Declaration of Trust or these Bylaws, a majority of the Shares voted shall decide any questions and a plurality shall elect a Trustee, provided that where any provision of law or of the Declaration of Trust or these Bylaws permits or requires that the holders of any series shall vote as a series, then a majority of the Shares of that series voted on the matter (or a plurality with respect to the election of a Trustee) shall decide that matter insofar as that series is concerned.

                  11.4 Action by Written Consent. Any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of law or the Declaration of Trust or these Bylaws) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

                  11.5 Record Dates. For the purposes of determining the shareholders who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a time, which shall be not more than 90 days before the date of any meeting of shareholders or the date for the payment of any dividend or of any other distributions, as the record date for determining the shareholders having the right to notice of and to vote at such meeting and any adjournment thereof or the right to receive such dividend or distribution, and in such case only shareholders of record on such record date shall have such right notwithstanding any transfer of shares on the books of the Trust after the record date; or without fixing such record date the Trustees may for any of such purposes close the register or transfer books for all of any part of such period.

         (6)      (a)      Investment Advisory Agreement dated as of August 1,
                           1988 between the Registrant and AmSouth Bank N.A. -- incorporated by reference to Post-Effective Amendment
                           No. 1 to the Registrant's Registration Statement on
                           Form N-1A (File No. 33-21660).

         (6)      (b)      Amendment No. 1 dated as of December 5, 1989 to
                           Investment Advisory Agreement dated as of August 1,
                           1988 between the Registrant and AmSouth Bank N.A. -- incorporated by reference to Post-Effective Amendment
                           No. 4 to the Registrant's Registration Statement on
                           Form N-1A (File No. 33-21660).

         (6)      (c)      Form of Amended Schedule A dated September 15, 1998
                           to the Investment Advisory Agreement dated as of August 1, 1988 between the Registrant and AmSouth
                           Bank, N.A. is incorporated by reference to Exhibit
                           5(c) of Post-Effective Amendment No. 28 to the
                           Registrant's Registration Statement filed on
                           September 24, 1998 on Form N-1A (File No. 33-21660).

         (6)      (d)      Form of Amended Schedule A to the Investment Advisory
                           Agreement between the Registrant and AmSouth Bank,
                           N.A. -- incorporated by reference to Post-Effective
                           Amendment No. 30 filed on October 1, 1999 to the
                           Registrant's Registration Statement on Form N-1A
                           (File No. 33-21660).

         (6)      (e)      Investment Advisory Agreement between the Group and
                           AmSouth Bank N.A. dated as of January 20, 1989 with respect to The ASO Outlook Group Limited Maturity
                           Fund -- incorporated by reference to Post-Effective
                           Amendment No. 2 to the Registrant's Registration
                           Statement on Form N-1A (File No. 33-21660).

         (6)      (f)      Amendment No. 1 dated as of December 5, 1989 to the
                           Investment Advisory Agreement dated as of January 20,
                           1989 between the Registrant and AmSouth Bank, N.A. -- incorporated by reference to Post-Effective Amendment
                           No. 4 to the Registrant's Registration Statement on
                           Form N-1A (File No. 33-21660).

         (6)      (g)      Investment Sub-Advisory Agreement dated as of March
                           12, 1997 between AmSouth Bank and Rockhaven Asset
                           Management -- incorporated by reference to Exhibit
                           5(f) to Post-Effective Amendment No. 23 to the
                           Registrant's Registration Statement filed on July 3,
                           1997 on Form N-1A (File No. 33-21660).

         (6)      (h)      Investment Sub-Advisory Agreement dated July 31, 1997
                           between AmSouth Bank and Peachtree Asset Management
                           -- incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 25 to the Registrant's
                           Registration Statement filed on November 26, 1997 on
                           Form N-1A (File No. 33-21660).

         (6)      (i)      Investment Sub-Advisory Agreement dated as of March
                           2, 1998 between AmSouth Bank and Sawgrass Asset
                           Management, LLC -- incorporated by reference to
                           Exhibit 5(h) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on May
                           22, 1998 on Form N-1A (File No. 33-21660).

         (6)      (j)      Investment Sub-Advisory Agreement dated September 1,
                           1998 between AmSouth Bank and OakBrook Investments,
                           LLC is incorporated by reference to Exhibit 5(i) of Post-Effective Amendment No. 28 to the Registrant's
                           Registration Statement filed on September 24, 1998 on
                           Form N-1A (File No. 33-21660).

         (6)      (k)      Form of the Investment Sub-Advisory Agreement between
                           AmSouth Bank and Lazard Asset Management -- incorporated by reference to Post-Effective Amendment
                           No. 30 filed on October 1, 1999 to the Registrant's
                           Registration Statement on Form N-1A (File No.
                           33-21660).

         (6)      (l)      Form of the Investment Sub-Advisory Agreement between
                           AmSouth Bank and Bennett Lawrence Management -- incorporated by reference to Post-Effective Amendment
                           No. 30 filed on October 1, 1999 to the Registrant's
                           Registration Statement on Form N-1A (File No.
                           33-21660).

         (7)      (a)      Distribution Agreement dated as of July 16, 1997
                           between the Registrant and BISYS Fund Services,
                           Limited Partnership is incorporated by reference to
                           Exhibit 6(a) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed on August 27, 1997 on Form N-1A (File No. 33-21660).

         (7)      (b)      Form of Amended Schedules A, B, C and D dated
                           September 15, 1998 to the Distribution Agreement between the Registrant and BISYS Fund Services
                           Limited Partnership are incorporated by reference to
                           Exhibit 6(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed on September 24, 1998 on Form N-1A (File No. 33-21660).

         (7)      (c)      Form of Amended Schedules A, B, C and D to the
                           Distribution Agreement between the Registrant and BISYS Fund Services Limited Partnership -- incorporated by reference to Post-Effective
                           Amendment No. 30 filed on October 1, 1999 to the
                           Registrant's Registration Statement on Form N-1A
                           (File No. 33-21660).

         (7)      (d)      Dealer Agreement between The Winsbury Company and
                           AmSouth Investment Services, Inc. -- incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A
                           (File No. 33-21660).

         (7)      (e)      Dealer Agreement between The Winsbury Company and
                           National Financial Services Corporation -- incorporated by reference to Post-Effective
                           Amendment No. 5 to the Registrant's Registration
                           Statement on Form N-1A (File No. 33-21660).

         (7)      (f)      Dealer Agreement between The Winsbury Company and
                           AmSouth Bank N.A. -- incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's
                           Registration Statement on Form N-1A (File No.
                           33-21660).

         (8)               Not applicable.

         (9)      (a)      Custodian Agreement dated as of April 17, 1997
                           between the Registrant and AmSouth Bank -- incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 23 to the Registrant's
                           Registration Statement filed on July 3, 1997 on Form
                           N-1A (File No. 33-21660).

                  (b) Form of Amended Schedule A dated September 15, 1998 to the Custodian Agreement between the Registrant and AmSouth Bank is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed on September 24, 1998 on Form N-1A (File No. 33-21660).

                  (c) Form of Amended Schedule A to the Custodian Agreement between the Registrant and AmSouth Bank -- incorporated by reference to Post-Effective Amendment No. 30 filed on October 1, 1999 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

         (10)     (a)      Management and Administration Agreement dated as
                           of April 1, 1996 between the Registrant and ASO
                           Services Company -- incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's
                           Registration Statement on Form N-1A (File No.
                           33-21660).

         (10)     (b)      Form of Amended Schedule A dated September 15, 1998
                           to the Management and Administration Agreement between the Registrant and ASO Services Company is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 28 to the Registrant's
                           Registration Statement filed on September 24, 1998 on
                           Form N-1A (File No. 33-21660).

         (10)     (c)      Form of Amended Schedule A to the Management and
                           Administration Agreement between the Registrant and ASO Services Company -- incorporated by reference to Post-Effective Amendment No. 30 filed on October 1,
                           1999 to the Registrant's Registration Statement on
                           Form N-1A (File No. 33-21660).

         (10)     (d)      Sub-Administration Agreement between ASO Services
                           Company and AmSouth Bank -- incorporated by reference to Post-Effective Amendment No. 19 to the
                           Registrant's Registration Statement on Form N-1A
                           (File No. 33-21660).

         (10)     (e)      Form of Amended Schedules A and B dated September
                           15, 1998 to the Sub-Administration Agreement between
                           ASO Services Company and AmSouth Bank are incorporated by reference to Exhibit 9(d) of Post-Effective Amendment No. 28 to the Registrant's
                           Registration Statement filed on September 24, 1998 on
                           Form N-1A (File No. 33-21660).

         (10)     (f)      Form of Amended Schedules A and B to the
                           Sub-Administration Agreement between ASO Services
                           Company and AmSouth Bank -- incorporated by reference to Post-Effective Amendment No. 30 filed on October
                           1, 1999 to the Registrant's Registration Statement on
                           Form N-1A (File No. 33-21660).

         (10)     (g)      Sub-Administration Agreement between ASO Services
                           Company and BISYS Fund Services, LP -- incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A
                           (File No. 33-21660).

         (10)     (h)      Form of Amended Schedules A and B dated September 15,
                           1998 to the Sub-Administration Agreement between ASO
                           Services Company and BISYS Fund Services Limited
                           Partnership are incorporated by reference to Exhibit
                           9(f) of Post-Effective Amendment No. 28 to the
                           Registrant's Registration Statement on filed on September 24, 1998 Form N-1A (File No. 33-21660).

         (10)     (i)      Form of Amended Schedules A and B to the
                           Sub-Administration Agreement between ASO Services
                           Company and BISYS Fund Services Limited Partnership
                           -- incorporated by reference to Post-Effective
                           Amendment No. 30 filed on October 1, 1999 to the
                           Registrant's Registration Statement on Form N-1A
                           (File No. 33-21660).

         (10)     (j)      Transfer Agency and Shareholder Service Agreement
                           dated as of July 16, 1989, as amended October 3, 1997, between the Registrant and BISYS Fund Services,
                           Inc.-- incorporated by reference to Exhibit 9(g) to Post-Effective Amendment No. 26 to the Registrant's
                           Registration Statement filed on May 22, 1998 on Form
                           N-1A (File No. 33-21660).

         (10)    (k)       Form of Amended Schedule A dated September 15, 1998
                           to the Transfer Agency and Shareholder Services
                           Agreement between the Registrant and BISYS Fund
                           Services Ohio, Inc. is incorporated by reference to
                           Exhibit 9(h) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed on September 24, 1998 on Form N-1A (File No. 33-21660).

         (10)     (l)      Form of Amended Schedule A to the Transfer Agency and
                           Shareholder Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc.-- incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A
                           (File No. 33-21660).

         (10)     (m)      Amended Schedule D dated September 15, 1998 to the
                           Transfer Agency Agreement between the Registrant and
                           BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment No. 30 filed on October 1, 1999 to the Registrant's Registration
                           Statement on Form N-1A (File No. 33-21660).

         (10)     (n)      Fund Accounting Agreement dated as of April 1, 1996
                           between the Registrant and BISYS Fund Services, Inc.
                           is incorporated by reference to Post-Effective
                           Amendment No. 19 to the Registrant's Registration
                           Statement on Form N-1A (File No. 33-21660).

         (10)     (o)      Shareholder Servicing Plan for AmSouth Mutual Funds
                           adopted by the Board of Trustees on December 6, 1995 is incorporated by reference to Exhibit 18(b) to Post-Effective Amendment No. 18 to the Registrant's
                           Registration Statement on Form N-1A (File No.
                           33-21660).

         (10)     (p)      Amended Schedule I to the Shareholder Servicing Plan
                           -- incorporated by reference to Exhibit 18(d) to Post-Effective Amendment No. 23 to the Registrant's
                           Registration Statement filed on July 3, 1997 on Form
                           N-1A (File No. 33-21660).

         (10)     (q)      Amended Schedule I dated September 15, 1998 to the
                           Shareholder Servicing Plan is incorporated by reference to Exhibit 18(e) of Post-Effective
                           Amendment No. 28 to the Registrant's Registration
                           Statement filed on September 24, 1998 on Form N-1A
                           (File No. 33-21660).

         (10)     (r)      Form of Amended Schedule I to the Shareholder
                           Servicing Plan -- incorporated by reference to Post-Effective Amendment No. 30 filed on October 1,
                           1999 to the Registrant's Registration Statement on
                           Form N-1A (File No. 33-21660).

         (10)     (s)      Model Shareholder Servicing Agreement for AmSouth
                           Mutual Funds adopted by the Board of Trustees on December 6, 1995 is incorporated by reference to
                           Exhibit 18(c) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A
                           (File No. 33-21660).

         (11) Opinion and Consent of Ropes & Gray is filed herewith.

         (12) Form of Opinion of Ropes & Gray as to Tax Matters is filed herewith.

         (13)     (a)      Purchase Agreement between the Registrant and
                           Winsbury Associates incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's
                           Registration Statement on Form N-1A (File No.
                           33-21660).

         (13)     (b)      Purchase Agreement between the Registrant and
                           Winsbury Associates dated October 31, 1991 incorporated by reference to Post-Effective Amendment
                           No. 7 to the Registrant's Registration Statement on
                           Form N-1A (File No. 33-21660).

         (13)     (c)      Purchase Agreement between the Registrant and
                           Winsbury Associates relating to the Alabama Tax-Free
                           Fund and the Government Income Fund is incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A
                           (File No. 33-21660).

         (13)     (d)      Purchase Agreement between the Registrant and
                           Winsbury Service Corporation relating to the Florida
                           Tax-Free Fund is incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's
                           Registration Statement on Form N-1A (File No.
                           33-21660).

         (13)     (e)      Distribution and Shareholder Services Plan between
                           the Registrant and BISYS Fund Services, LP, dated as of March 12, 1997, as amended and restated as of March 18, 1998 -- incorporated by reference to
                           Exhibit 18(e) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on May
                           22, 1998 on Form N-1A (File No. 33-21660).

         (13)     (f)      Form of Amended Schedule A dated September 15, 1998
                           to the Distribution and Shareholder Services Plan is incorporated by reference to Exhibit 18(h) to Post-Effective Amendment No. 27 to the Registrant's
                           Registration Statement filed on June 17, 1998 on Form
                           N-1A (File No. 33-21660).

         (13)     (g)      Form of Amended Schedule A to the Distribution and
                           Shareholder Services Plan -- incorporated by reference to Post-Effective Amendment No. 30 filed on October 1, 1999 to the Registrant's Registration
                           Statement on Form N-1A (File No. 33-21660).

         (13)     (h)      Multiple Class Plan for AmSouth Mutual Funds
                           adopted by the Board of Trustees on December 6, 1995, as amended and restated as of July 16, 1997 and as of March 17, 1998 -- incorporated by reference to
                           Exhibit 18(a) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on May
                           22, 1998 on Form N-1A (File No. 33-21660).

         (13)     (i)      Amended Schedule I dated September 15, 1998 to
                           the Multiple Class Plan is incorporated by reference to Exhibit 18(b) to Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed on September 24, 1998 on Form N-1A (File No. 33-21660).

         (13)     (j)      Form of Amended Schedule I to the Multiple Class
                           Plan -- incorporated by reference to Post-Effective
                           Amendment No. 30 filed on October 1, 1999 to the
                           Registrant's Registration Statement on Form N-1A
                           (File No. 33-21660).

         (14)     (a)      Consent of PricewaterhouseCoopers LLP is filed
                           herewith.

         (14      (b)      Consent of Ropes & Gray is filed herewith.

         (15)              Not applicable.

         (16) Executed Powers of Attorney -- incorporated by reference to Post-Effective Amendment No. 30 filed on October 1, 1999 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

         Item 17. Undertakings

         (1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Washington, District of Columbia, on the 22nd day of December, 1999.

                                  AmSouth Funds
                                   Registrant

                                ----------------
                                 *J. David Huber
                                    Chairman

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                                          Title                                Date

*                                                  Chairman                             December 22, 1999
 ----------------------------------------
 J. David Huber

*                                                  Treasurer                            December 22, 1999
 ----------------------------------------
 Charles L. Booth

*                                                  Trustee                              December 22, 1999
 ----------------------------------------
 James H. Woodward, Jr.

*                                                  Trustee                              December 22, 1999
 ----------------------------------------
 Homer H. Turner, Jr.

*                                                  Trustee                              December 22, 1999
 ----------------------------------------
 Wendell D. Cleaver

*                                                  Trustee                              December 22, 1999
 ----------------------------------------
 Dick D. Briggs, Jr.

* By                                                                                    December 22, 1999
    ----------------------------------------
       Alan G. Priest,
       Attorney-in-fact, pursuant to Powers
       of Attorney filed herewith


                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Washington, District of Columbia, on the 22nd day of December, 1999.

                                  AmSouth Funds
                                   Registrant

                               /s/ J. David Huber
                               ---------------------
                               *J. David Huber
                                Chairman

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.



Signature                                          Title                                Date

*/s/ J. David Huber                                Chairman                             December 22, 1999
 -------------------------------
 J. David Huber

*/s/ Charles L. Booth                              Treasurer                            December 22, 1999
 ------------------------------
 Charles L. Booth

*/s/ James H. Woodward, Jr.                        Trustee                              December 22, 1999
 --------------------------
 James H. Woodward, Jr.

*/s/ Homer H. Turner, Jr.                          Trustee                              December 22, 1999
 ----------------------------
 Homer H. Turner, Jr.

*/s/ Wendell D. Cleaver                            Trustee                              December 22, 1999
 -----------------------------
 Wendell D. Cleaver

*/s/ Dick D. Briggs, Jr.                           Trustee                              December 22, 1999
 -------------------------------
 Dick D. Briggs, Jr.

* By:  /s/ Alan G. Priest                                                               December 22, 1999
       Alan G. Priest,
       Attorney-in-fact, pursuant to
       Powers of Attorney filed herewith

                                  EXHIBIT INDEX



EXHIBIT NO.                                        DESCRIPTION

(4)               Form of Agreement and Plan of Reorganization.

(11)              Opinion and Consent of Ropes & Gray.

(12)              Form of Opinion of Ropes & Gray as to Tax Matters.

(14)     (a)      Consent of PricewaterhouseCoopers LLP.

(14)     (b)      Consent of Ropes & Gray.